Schedule of Investments (unaudited)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.6%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year
EURIBOR ICE Swap + 4.098%)(a)(b)	EUR	100	$117,066
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(c)	USD	150	135,521
4.50%, 09/15/27(c)	USD	55	52,728
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(c)	USD	80	78,718
6.13%, 04/15/32(c)	USD	100	99,000
Mineral Resources Ltd.
8.00%, 11/01/27(c)	USD	45	46,076
8.13%, 05/01/27(c)	USD	75	76,115
8.50%, 05/01/30(c)(d)	USD	70	72,919
9.25%, 10/01/28(c)	USD	125	132,938
			811,081
Austria — 0.2%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR	100	113,310
Benteler International AG, 9.38%, 05/15/28(a)	EUR	100	113,686
			226,996
Belgium — 0.2%
Ontex Group NV, 3.50%, 07/15/26(a)	EUR	100	106,978
Telenet Finance Luxembourg Notes SARL, 5.50%,
03/01/28(c)	USD	200	191,546
			298,524
Canada — 3.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(c)(d)	USD	95	86,925
3.88%, 01/15/28(c)	USD	145	136,300
4.00%, 10/15/30(c)	USD	300	267,325
4.38%, 01/15/28(c)(d)	USD	70	66,655
6.13%, 06/15/29(c)	USD	125	126,635
Air Canada
3.88%, 08/15/26(c)	USD	125	120,251
4.63%, 08/15/29(c)	CAD	288	202,496
Alcoa Nederland Holding BV, 5.50%, 12/15/27(c)	USD	75	74,138
AutoCanada Inc., 5.75%, 02/07/29(c)	CAD	75	50,539
Bausch Health Companies Inc., 5.00%,
02/15/29(c)	USD	50	25,381
Baytex Energy Corp.
7.38%, 03/15/32(c)	USD	50	51,184
8.50%, 04/30/30(c)	USD	75	79,187
Bombardier Inc.
6.00%, 02/15/28(c)	USD	75	74,790
7.00%, 06/01/32(c)(d)	USD	65	66,463
7.13%, 06/15/26(c)(d)	USD	10	10,142
7.25%, 07/01/31(c)(d)	USD	70	72,109
7.50%, 02/01/29(c)	USD	60	62,639
7.88%, 04/15/27(c)	USD	99	99,219
8.75%, 11/15/30(c)(d)	USD	75	81,281
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30(c)	USD	50	46,066
6.25%, 09/15/27(c)	USD	57	56,498
Cineplex Inc., 7.63%, 03/31/29(c)	CAD	125	93,389
Emera Inc., Series 16-A, 6.75%, 06/15/76,
(3-mo. LIBOR US + 5.440%)(b)	USD	135	134,494
Garda World Security Corp.
4.63%, 02/15/27(c)	USD	60	57,525
6.00%, 06/01/29(c)	USD	50	46,318
7.75%, 02/15/28(c)	USD	55	56,598
Security	Par (000)		Value

Canada (continued)
8.25%, 08/01/32(c)	USD	35	$35,056
9.50%, 11/01/27(c)	USD	50	50,250
GFL Environmental Inc.
3.50%, 09/01/28(c)(d)	USD	85	79,022
3.75%, 08/01/25(c)	USD	80	79,100
4.00%, 08/01/28(c)(d)	USD	75	70,610
4.38%, 08/15/29(c)	USD	55	51,494
4.75%, 06/15/29(c)(d)	USD	75	71,498
5.13%, 12/15/26(c)	USD	54	53,501
6.75%, 01/15/31(c)	USD	95	97,716
goeasy Ltd.
7.63%, 07/01/29(c)	USD	40	40,920
9.25%, 12/01/28(c)	USD	50	53,625
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC, 9.00%, 02/15/29(c)	USD	85	87,616
Jones Deslauriers Insurance Management Inc.,
8.50%, 03/15/30(c)	USD	75	78,656
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
8.25%, 06/30/31(c)	USD	50	50,438
10.75%, 06/30/32(c)(d)	USD	50	48,510
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD	65	61,042
5.25%, 12/15/27(c)	USD	35	34,324
Mattr Corp., 7.25%, 04/02/31(c)	CAD	65	48,309
MEG Energy Corp., 7.13%, 02/01/27(c)(d)	USD	36	36,540
Methanex Corp.
5.13%, 10/15/27	USD	60	58,476
5.25%, 12/15/29(d)	USD	65	63,121
NOVA Chemicals Corp.
4.25%, 05/15/29(c)(d)	USD	82	74,005
5.25%, 06/01/27(c)	USD	100	97,630
8.50%, 11/15/28(c)	USD	25	26,535
9.00%, 02/15/30(c)	USD	60	63,637
NuVista Energy Ltd., 7.88%, 07/23/26(c)	CAD	50	36,875
Open Text Corp.
3.88%, 02/15/28(c)	USD	90	84,338
3.88%, 12/01/29(c)(d)	USD	80	72,570
Open Text Holdings Inc.
4.13%, 02/15/30(c)	USD	90	81,911
4.13%, 12/01/31(c)(d)	USD	68	60,629
Parkland Corp.
3.88%, 06/16/26(c)	CAD	75	52,817
4.50%, 10/01/29(c)	USD	95	88,829
4.63%, 05/01/30(c)	USD	80	74,268
5.88%, 07/15/27(c)	USD	40	39,918
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(c)	USD	60	61,249
7.75%, 03/15/31(c)	USD	80	84,231
Rogers Communications Inc., 5.25%, 03/15/82,
(5-year CMT + 3.590%)(b)(c)	USD	75	72,750
SNC-Lavalin Group Inc., 7.00%, 06/12/26	CAD	25	18,724
Superior Plus LP, 4.25%, 05/18/28(c)	CAD	50	34,049
Tamarack Valley Energy Ltd., 7.25%, 05/10/27(c)	CAD	75	55,025
Wrangler Holdco Corp., 6.63%, 04/01/32(c)	USD	40	40,170
			4,714,531
China — 0.1%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR	100	1
TI Automotive Finance PLC, 3.75%, 04/15/29(a)	EUR	100	100,168
			100,169

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Cyprus — 0.1%
Bank of Cyprus PCL, 7.38%, 07/25/28,
(3-mo. EURIBOR + 4.095%)(a)(b)	EUR	100	$117,217

Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%,
04/30/30(a)	EUR	100	114,300

Denmark — 0.2%
Orsted AS
1.50%, (5-year EUR Swap + 1.860%)(a)(b)	EUR	100	86,928
2.50%, (5-year UK Government Bond +
2.136%)(a)(b)	GBP	100	93,553
5.13%, (5-year EURIBOR ICE Swap +
2.590%)(a)(b)	EUR	100	109,884
			290,365
Finland — 0.2%
Citycon Treasury BV, 1.63%, 03/12/28(a)	EUR	100	93,873
Finnair OYJ, 4.75%, 05/24/29(a)	EUR	100	107,089
Huhtamaki OYJ, 4.25%, 06/09/27(a)	EUR	100	108,610
			309,572
France — 4.9%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR	100	109,604
Air France-KLM
7.25%, 05/31/26(a)	EUR	100	113,397
8.13%, 05/31/28(a)	EUR	100	120,166
Altice France SA
5.13%, 01/15/29(c)	USD	45	31,438
5.13%, 07/15/29(c)	USD	250	174,881
5.50%, 01/15/28(c)	USD	150	109,815
5.50%, 10/15/29(c)	USD	200	139,805
8.13%, 02/01/27(c)	USD	175	140,665
Altice France SA/France
3.38%, 01/15/28(a)	EUR	100	76,298
4.13%, 01/15/29(a)	EUR	100	73,962
5.88%, 02/01/27(a)	EUR	100	81,431
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR	100	113,298
CAB SELAS, 3.38%, 02/01/28(a)	EUR	100	99,986
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR	100	90,190
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR	100	70,869
Electricite de France SA, 9.13%,
(5-year CMT + 5.411%)(b)(c)(g)	USD	150	166,589
Elior Group SA, 3.75%, 07/15/26(a)	EUR	100	105,631
Elis SA, 1.63%, 04/03/28(a)	EUR	100	100,521
ELO SACA
2.88%, 01/29/26(a)	EUR	100	103,865
5.88%, 04/17/28(a)	EUR	200	206,771
6.00%, 03/22/29(a)	EUR	100	101,893
Emeria SASU, 3.38%, 03/31/28(a)	EUR	100	88,970
Eramet SA, 7.00%, 05/22/28(a)	EUR	100	111,830
Eutelsat SA
1.50%, 10/13/28(a)	EUR	100	87,821
9.75%, 04/13/29(a)	EUR	100	113,152
Forvia SE
2.38%, 06/15/27(a)	EUR	100	102,397
2.63%, 06/15/25(a)	EUR	35	37,760
2.75%, 02/15/27(a)	EUR	100	103,852
3.13%, 06/15/26(a)	EUR	100	106,114
3.75%, 06/15/28(a)	EUR	100	104,874
5.13%, 06/15/29(a)	EUR	100	109,067
5.50%, 06/15/31(a)	EUR	100	109,695
Getlink SE, 3.50%, 10/30/25(a)	EUR	100	107,600
Security	Par (000)		Value

France (continued)
Goldstory SAS, 6.75%, 02/01/30(a)	EUR	100	$108,475
Holding d’Infrastructures des Metiers de
l’Environnement, Series, 0.63%, Series,
09/16/28(a)	EUR	100	93,113
Iliad Holding SASU
5.63%, 10/15/28(a)	EUR	100	108,803
6.50%, 10/15/26(c)	USD	50	50,063
6.88%, 04/15/31(a)	EUR	100	111,128
7.00%, 10/15/28(c)	USD	75	75,078
8.50%, 04/15/31(c)	USD	115	119,401
iliad SA
1.88%, 02/11/28(a)	EUR	100	98,891
2.38%, 06/17/26(a)	EUR	100	104,748
5.38%, 02/15/29(a)	EUR	100	110,972
Series, 5.38%, Series, 05/02/31(a)	EUR	100	110,861
IPD 3 BV, 8.00%, 06/15/28(a)	EUR	100	114,048
Kapla Holding SAS, 3.38%, 12/15/26(a)	EUR	100	105,600
La Financiere Atalian SASU, 8.50%, 06/30/28	EUR	100	63,393
Loxam SAS
6.38%, 05/15/28(a)	EUR	100	112,568
6.38%, 05/31/29(a)	EUR	125	140,888
Mobilux Finance SAS, 7.00%, 05/15/30(a)	EUR	100	109,322
Nexans SA
4.13%, 05/29/29(a)	EUR	100	108,687
4.25%, 03/11/30(a)	EUR	100	108,969
Opmobility, 4.88%, 03/13/29(a)	EUR	100	108,075
Paprec Holding SA, 6.50%, 11/17/27(a)	EUR	100	113,429
Renault SA
1.13%, 10/04/27(a)	EUR	100	99,128
2.38%, 05/25/26(a)	EUR	200	210,775
2.50%, 06/02/27(a)	EUR	100	104,042
Rexel SA, 2.13%, 12/15/28(a)	EUR	100	99,554
SNF Group SACA, 2.63%, 02/01/29(a)	EUR	100	100,820
SPIE SA, 2.63%, 06/18/26(a)	EUR	100	105,435
Tereos Finance Groupe I SA, 4.75%, 04/30/27(a)	EUR	100	107,728
Valeo SE
1.50%, 06/18/25(a)	EUR	100	105,624
4.50%, 04/11/30(a)	EUR	100	107,066
5.38%, 05/28/27(a)	EUR	100	111,930
5.88%, 04/12/29(a)	EUR	100	114,597
			6,957,418
Germany — 3.5%
Bayer AG
5.38%, 03/25/82,
(5-year EUR Swap + 4.458%)(a)(b)	EUR	100	104,257
6.63%, 09/25/83,
(5-year EUR Swap + 3.432%)(a)(b)	EUR	100	110,800
7.00%, 09/25/83,
(5-year EUR Swap + 3.896%)(a)(b)	EUR	100	112,646
Series N5.5, 4.50%, Series N5.5, 03/25/82,
(5-year EUR Swap + 3.751%)(a)(b)	EUR	100	105,438
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75,
(5-year EUR Swap + 3.206%)(a)(b)	EUR	100	105,419
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR	100	103,853
7.50%, 05/15/30(a)	EUR	100	112,232
Commerzbank AG
4.00%, 03/23/26(a)	EUR	100	108,360
4.00%, 03/30/27(a)	EUR	70	76,541
4.00%, 12/05/30,
(5-year EUR Swap + 4.350%)(a)(b)	EUR	100	107,582

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
4.88%, 10/16/34, (5-year EURIBOR ICE Swap
+ 2.150%)(a)(b)	EUR	200	$219,671
8.63%, 02/28/33, (5-year UK Government Bond
+ 5.251%)(a)(b)	GBP	100	138,132
Evonik Industries AG, 1.38%, 09/02/81,
(5-year EUR Swap + 1.836%)(a)(b)	EUR	100	101,087
Gruenenthal GmbH, 6.75%, 05/15/30(a)	EUR	100	113,819
IHO Verwaltungs GmbH
3.75%, 09/15/26, (4.50% PIK)(a)(h)	EUR	100	106,693
3.88%, 05/15/27, (4.62% PIK)(a)(h)	EUR	100	105,809
4.75%, 09/15/26,
(4.75% Cash and 5.50% PIK)(c)(h)	USD	50	48,753
6.00%, 05/15/27,
(6.00% Cash and 6.75% PIK)(c)(h)	USD	50	49,651
6.38%, 05/15/29,
(6.38% Cash and 7.13% PIK)(c)(h)	USD	50	50,062
Mahle GmbH, 2.38%, 05/14/28(a)	EUR	100	95,122
Mercer International Inc., 5.13%, 02/01/29(d)	USD	85	72,063
Nidda Healthcare Holding GmbH, 7.50%,
08/21/26(a)	EUR	100	111,532
ONE Hotels GmbH, 7.75%, 04/02/31(a)	EUR	100	112,134
PCF GmbH, 4.75%, 04/15/26(a)	EUR	100	90,356
ProGroup AG, 5.38%, 04/15/31(a)	EUR	100	107,333
Schaeffler AG
2.88%, 03/26/27(a)	EUR	75	78,836
3.38%, 10/12/28(a)	EUR	100	104,710
4.50%, 03/28/30(a)	EUR	100	107,011
4.75%, 08/14/29(a)	EUR	100	109,107
Techem Verwaltungsgesellschaft 675 mbH, 5.38%,
07/15/29(a)	EUR	100	109,266
TK Elevator Holdco GmbH
6.63%, 07/15/28(a)	EUR	90	94,722
7.63%, 07/15/28(c)	USD	50	50,098
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	100	105,412
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(c)	USD	150	147,030
TUI AG, 5.88%, 03/15/29(a)	EUR	100	108,384
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR	100	109,695
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31(a)	EUR	100	109,414
ZF Europe Finance BV
2.00%, 02/23/26(a)	EUR	100	104,018
2.50%, 10/23/27(a)	EUR	100	101,593
3.00%, 10/23/29(a)	EUR	100	99,391
4.75%, 01/31/29(a)	EUR	100	107,798
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR	100	101,059
2.75%, 05/25/27(a)	EUR	100	102,938
3.75%, 09/21/28(a)	EUR	100	104,488
5.75%, 08/03/26(a)	EUR	100	110,705
ZF North America Capital Inc.
6.75%, 04/23/30(c)	USD	150	153,922
6.88%, 04/14/28(c)	USD	75	76,833
7.13%, 04/14/30(c)	USD	75	77,874
			4,943,649
Greece — 1.0%
Alpha Bank SA
2.50%, 03/23/28,
(1-year EUR Swap + 2.849%)(a)(b)	EUR	100	104,102
7.50%, 06/16/27,
(1-year EUR Swap + 5.084%)(a)(b)	EUR	100	115,243
Security	Par (000)		Value

Greece (continued)
Alpha Services and Holdings SA, 5.50%, 06/11/31,
(5-year EUR Swap + 5.823%)(a)(b)	EUR	100	$109,197
Eurobank Ergasias Services & Holdings SA,
10.00%, 12/06/32,
(5-year EUR Swap + 7.588%)(a)(b)	EUR	100	125,459
Eurobank SA
5.88%, 11/28/29,
(1-year EUR Swap + 2.830%)(a)(b)	EUR	100	115,569
7.00%, 01/26/29,
(1-year EUR Swap + 4.418%)(a)(b)	EUR	100	119,241
National Bank of Greece SA
5.88%, 06/28/35, (5-year EURIBOR ICE Swap
+ 3.154%)(a)(b)	EUR	100	113,112
8.00%, 01/03/34, (5-year EURIBOR ICE Swap
+ 4.646%)(a)(b)	EUR	100	121,112
Piraeus Bank SA
5.00%, 04/16/30, (1-year EURIBOR ICE Swap
+ 2.245%)(a)(b)	EUR	100	110,982
6.75%, 12/05/29,
(1-year EUR Swap + 3.837%)(a)(b)	EUR	100	119,084
8.25%, 01/28/27,
(1-year EUR Swap + 5.715%)(a)(b)	EUR	100	115,422
Public Power Corp. SA, 4.38%, 03/30/26(a)	EUR	100	108,304
			1,376,827
Hong Kong — 0.3%
Melco Resorts Finance Ltd.
5.25%, 04/26/26(c)	USD	50	48,413
5.38%, 12/04/29(c)	USD	125	112,500
5.63%, 07/17/27(c)	USD	50	47,742
5.75%, 07/21/28(c)	USD	75	70,312
7.63%, 04/17/32(c)	USD	100	99,611
			378,578
Ireland — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc., 5.25%, 08/15/27(c)	USD	75	43,412
C&W Senior Finance Ltd., 6.88%, 09/15/27(c)	USD	135	132,145
eircom Finance DAC, 3.50%, 05/15/26(a)	EUR	125	133,569
Energia Group Roi Financeco DAC, 6.88%,
07/31/28(a)	EUR	100	112,554
GGAM Finance Ltd.
6.88%, 04/15/29(c)	USD	45	46,108
7.75%, 05/15/26(c)	USD	25	25,605
8.00%, 02/15/27(c)	USD	70	72,682
8.00%, 06/15/28(c)	USD	70	74,035
			640,110
Israel — 1.1%
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(c)	USD	75	70,857
5.38%, 03/30/28(a)(c)	USD	56	50,236
5.88%, 03/30/31(a)(c)	USD	70	59,710
8.50%, 09/30/33(a)(c)	USD	65	62,138
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	USD	55	51,315
6.75%, 06/30/30(a)(c)	USD	60	53,721
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27	EUR	100	106,189
4.38%, 05/09/30	EUR	150	158,976
7.38%, 09/15/29	EUR	100	120,919
7.88%, 09/15/31	EUR	100	126,401

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Israel (continued)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	335	$316,994
4.75%, 05/09/27	USD	100	97,085
5.13%, 05/09/29	USD	100	96,992
6.75%, 03/01/28	USD	125	128,179
7.88%, 09/15/29	USD	75	81,021
8.13%, 09/15/31	USD	50	56,187
			1,636,920
Italy — 4.0%
Banca IFIS SpA, 6.13%, 01/19/27(a)	EUR	100	112,177
Banca Monte dei Paschi di Siena SpA
4.75%, 03/15/29,
(3-mo. EURIBOR + 2.047%)(a)(b)	EUR	100	109,917
10.50%, 07/23/29(a)	EUR	100	131,376
Banca Sella Holding SpA, 4.88%, 07/18/29,
(3-mo. EURIBOR + 1.962%)(a)(b)	EUR	100	110,162
Banco BPM SpA
3.25%, 01/14/31,
(5-year EUR Swap + 3.800%)(a)(b)	EUR	100	105,703
5.00%, 09/14/30,
(5-year EUR Swap + 5.419%)(a)(b)	EUR	100	108,471
BPER Banca SpA
5.75%, 09/11/29,
(3-mo. EURIBOR + 2.600%)(a)(b)	EUR	150	173,645
6.13%, 02/01/28,
(3-mo. EURIBOR + 3.600%)(a)(b)	EUR	150	172,052
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR	100	100,590
doValue SpA, 3.38%, 07/31/26(a)	EUR	100	103,803
Engineering - Ingegneria Informatica - SpA,
5.88%, 09/30/26(a)	EUR	100	98,696
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR	100	106,767
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR	100	113,013
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR	100	100,222
Iccrea Banca SpA, 4.75%, 01/18/32, (5-year
EURIBOR ICE Swap + 4.829%)(a)(b)	EUR	100	107,296
Illimity Bank SpA, 5.75%, 05/31/27(a)	EUR	100	109,320
IMA Industria Macchine Automatiche SpA, 3.75%,
01/15/28(a)	EUR	100	104,681
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31(a)	EUR	100	96,962
1.88%, 07/08/26(a)	EUR	100	104,766
Intesa Sanpaolo SpA
2.86%, 04/23/25(a)	EUR	100	107,276
2.93%, 10/14/30(a)	EUR	100	101,784
3.93%, 09/15/26(a)	EUR	100	108,523
4.20%, 06/01/32, (1-year CMT + 2.600%)(b)(c)	USD	60	51,832
5.15%, 06/10/30(a)	GBP	100	121,577
5.71%, 01/15/26(c)	USD	150	150,047
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR	100	109,813
Mundys SpA
1.88%, 07/13/27(a)	EUR	100	101,923
1.88%, 02/12/28(a)	EUR	100	100,130
4.75%, 01/24/29(a)	EUR	100	110,045
Nexi SpA
1.63%, 04/30/26(a)	EUR	100	103,946
2.13%, 04/30/29(a)	EUR	100	99,092
Optics Bidco SpA
1.63%, 01/18/29	EUR	100	96,567
2.38%, 10/12/27(a)	EUR	100	102,101
3.63%, 05/25/26(a)	EUR	100	106,814
7.88%, 07/31/28(a)	EUR	200	241,563
Security	Par (000)		Value

Italy (continued)
Series 2036, 7.20%, Series 2036, 07/18/36(c)	USD	200	$205,116
Rossini SARL, 6.75%, 12/31/29(a)	EUR	100	111,469
Saipem Finance International BV, 3.13%,
03/31/28(a)	EUR	100	104,336
Telecom Italia SpA, 7.88%, 07/31/28(a)	EUR	100	119,840
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR	100	95,683
3.00%, 09/30/25(a)	EUR	100	107,049
UniCredit SpA
2.73%, 01/15/32,
(5-year EUR Swap + 2.800%)(a)(b)	EUR	200	208,409
5.46%, 06/30/35, (5-year CMT + 4.750%)(b)(c)	USD	135	129,137
5.86%, 06/19/32,
(5-year USD ICE Swap + 3.703%)(b)(c)	USD	110	108,964
7.30%, 04/02/34,
(5-year USD ICE Swap + 4.914%)(b)(c)	USD	125	130,101
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	109,627
Webuild SpA
3.63%, 01/28/27(a)	EUR	100	105,365
7.00%, 09/27/28(a)	EUR	100	115,829
			5,633,577
Japan — 0.8%
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(b)(c)(g)	USD	70	64,383
6.25%, (5-year CMT + 4.956%)(b)(c)(g)	USD	110	92,400
9.75%, 04/15/29(c)	USD	200	212,500
11.25%, 02/15/27(c)	USD	200	216,794
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR	100	103,017
3.13%, 09/19/25(a)	EUR	150	159,297
4.00%, 09/19/29(a)	EUR	125	126,695
5.00%, 04/15/28(a)	EUR	100	107,233
5.38%, 01/08/29(a)	EUR	100	107,548
			1,189,867
Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29(a)	GBP	100	128,538

Luxembourg — 1.5%
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26(c)	USD	40	39,530
Albion Financing 2 SARL, 8.75%, 04/15/27(c)	USD	50	50,819
Altice Financing SA
4.25%, 08/15/29(a)	EUR	100	82,647
5.00%, 01/15/28(c)	USD	100	79,750
5.75%, 08/15/29(c)	USD	200	152,014
Altice Finco SA, 4.75%, 01/15/28(a)	EUR	100	66,137
Altice France Holding SA
4.00%, 02/15/28(a)	EUR	100	29,594
6.00%, 02/15/28(c)	USD	100	30,000
8.00%, 05/15/27(a)	EUR	100	36,709
10.50%, 05/15/27(c)	USD	150	57,056
ARD Finance SA, 5.00%, 06/30/27,
(5.00% Cash and 5.75% PIK)(a)(h)	EUR	100	21,878
Cidron Aida Finco SARL, 5.00%, 04/01/28(a)	EUR	100	100,356
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(a)	EUR	100	68,344
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR	100	80,796
INEOS Finance PLC
6.63%, 05/15/28(a)	EUR	200	222,851
6.75%, 05/15/28(c)	USD	50	50,172
7.50%, 04/15/29(c)	USD	75	76,500

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Luxembourg (continued)
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(c)	USD	315	$300,493
ION Trading Technologies SARL
5.75%, 05/15/28(c)	USD	50	46,630
9.50%, 05/30/29(c)	USD	50	52,016
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26(a)	EUR	100	68,846
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR	100	109,335
Matterhorn Telecom SA, 4.00%, 11/15/27(a)	EUR	100	106,727
Summer BC Holdco B SARL, 5.75%, 10/31/26(a)	EUR	100	107,250
Vivion Investments SARL, 7.90%, 08/31/28,
(6.50% Cash and 1.40% PIK)(a)(h)	EUR	101	99,536
			2,135,986
Macau — 0.5%
MGM China Holdings Ltd.
4.75%, 02/01/27(c)	USD	75	71,614
5.88%, 05/15/26(c)	USD	100	99,017
7.13%, 06/26/31(c)	USD	50	50,665
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD	95	84,645
6.50%, 01/15/28(c)	USD	60	57,494
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD	100	91,470
5.50%, 01/15/26(c)	USD	75	73,695
5.50%, 10/01/27(c)	USD	75	71,631
5.63%, 08/26/28(c)	USD	150	142,125
			742,356
Netherlands — 1.7%
BE Semiconductor Industries NV, 4.50%,
07/15/31(a)	EUR	100	107,733
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR	100	109,522
Boost Newco Borrower LLC/GTCR W Dutch
Finance Sub BV, 8.50%, 01/15/31(a)	GBP	100	138,212
Maxeda DIY Holding BV, 5.88%, 10/01/26(a)	EUR	100	84,635
Nobian Finance BV, 3.63%, 07/15/26(a)	EUR	100	106,076
Odido Holding BV, 3.75%, 01/15/29(a)	EUR	100	103,521
PPF Telecom Group BV, 3.25%, 09/29/27(a)	EUR	175	184,638
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR	150	153,763
5.13%, 02/15/30(a)	EUR	100	108,822
Sigma Holdco BV, 5.75%, 05/15/26(a)	EUR	57	60,501
Sunrise FinCo I BV, 4.88%, 07/15/31(c)	USD	150	135,822
Trivium Packaging Finance BV
3.75%, 08/15/26(a)	EUR	100	106,030
5.50%, 08/15/26(c)	USD	100	97,953
8.50%, 08/15/27(c)	USD	75	73,541
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR	100	103,357
Versuni Group BV, 3.13%, 06/15/28(a)	EUR	100	97,322
VZ Secured Financing BV, 5.00%, 01/15/32(c)	USD	150	131,730
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR	100	96,520
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR	100	94,439
5.13%, 02/28/30(c)	USD	50	44,225
6.00%, 01/15/27(c)	USD	75	74,670
Ziggo BV
2.88%, 01/15/30(a)	EUR	100	97,821
4.88%, 01/15/30(c)	USD	85	77,641
			2,388,494
Norway — 0.1%
Var Energi ASA, 7.86%, 11/15/83, (5-year
EURIBOR ICE Swap + 4.765%)(a)(b)	EUR	100	118,236
Security	Par (000)		Value

Portugal — 0.5%
Caixa Central de Credito Agricola Mutuo CRL,
2.50%, 11/05/26,
(3-mo. EURIBOR + 2.600%)(a)(b)	EUR	100	$105,590
Caixa Economica Montepio Geral Caixa
Economica Bancaria SA, 5.63%, 05/29/28,
(3-mo. EURIBOR + 2.600%)(a)(b)	EUR	100	109,184
EDP SA
1.50%, 03/14/82,
(5-year EUR Swap + 1.888%)(a)(b)	EUR	100	101,234
1.88%, 08/02/81,
(5-year EUR Swap + 2.380%)(a)(b)	EUR	100	103,493
4.75%, 05/29/54, (5-year EURIBOR ICE Swap
+ 2.052%)(a)(b)	EUR	100	108,304
5.94%, 04/23/83,
(5-year EUR Swap + 3.184%)(a)(b)	EUR	100	112,329
Novo Banco SA, 9.88%, 12/01/33,
(5-year EUR Swap + 6.714%)(a)(b)	EUR	100	126,191
			766,325
Slovenia — 0.2%
United Group BV
3.63%, 02/15/28(a)	EUR	100	103,950
4.63%, 08/15/28(a)	EUR	100	105,986
6.75%, 02/15/31(a)	EUR	100	113,257
			323,193
Spain — 1.3%
Banco de Credito Social Cooperativo SA
7.50%, 09/14/29, (1-year EURIBOR ICE Swap
+ 4.269%)(a)(b)	EUR	100	121,669
8.00%, 09/22/26,
(1-year EUR Swap + 5.619%)(a)(b)	EUR	100	113,075
Banco de Sabadell SA
5.13%, 06/27/34, (5-year EURIBOR ICE Swap
+ 2.400%)(a)(b)	EUR	100	110,993
6.00%, 08/16/33,
(5-year EUR Swap + 3.150%)(a)(b)	EUR	100	113,642
Cirsa Finance International SARL
7.88%, 07/31/28(a)	EUR	100	114,231
10.38%, 11/30/27(a)	EUR	90	103,405
ContourGlobal Power Holdings SA, 2.75%,
01/01/26(a)	EUR	100	104,313
eDreams ODIGEO SA, 5.50%, 07/15/27(a)	EUR	100	108,282
Eroski S Coop, 10.63%, 04/30/29(a)	EUR	100	114,630
Grifols SA
1.63%, 02/15/25(a)	EUR	100	107,138
3.88%, 10/15/28(a)	EUR	125	118,641
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR	100	107,688
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR	150	160,837
Unicaja Banco SA
6.50%, 09/11/28,
(1-year EUR Swap + 3.250%)(a)(b)	EUR	100	115,392
7.25%, 11/15/27,
(1-year EUR Swap + 4.250%)(a)(b)	EUR	100	115,774
Via Celere Desarrollos Inmobiliarios SA, 5.25%,
04/01/26(a)	EUR	100	107,920
			1,837,630
Sweden — 1.1%
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR	100	110,490
Dometic Group AB, 2.00%, 09/29/28(a)	EUR	100	96,848
Heimstaden AB, 4.25%, 03/09/26(a)	EUR	100	79,233

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Sweden (continued)
Intrum AB
3.00%, 09/15/27(a)	EUR	100	$74,007
3.50%, 07/15/26(a)	EUR	100	73,999
4.88%, 08/15/25(a)	EUR	100	84,497
Samhallsbyggnadsbolaget i Norden AB
2.25%, 08/12/27(a)	EUR	100	76,851
2.38%, 09/04/26(a)(i)	EUR	100	83,799
SBB Treasury OYJ, 1.13%, 11/26/29(a)	EUR	125	82,734
Stena International SA
7.25%, 01/15/31(c)	USD	100	102,548
7.63%, 02/15/31(c)	USD	25	25,774
Verisure Holding AB
3.25%, 02/15/27(a)	EUR	100	104,568
3.88%, 07/15/26(a)	EUR	100	107,069
5.50%, 05/15/30(a)	EUR	100	110,670
7.13%, 02/01/28(a)	EUR	100	112,993
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR	100	106,788
Volvo Car AB
2.50%, 10/07/27(a)	EUR	100	103,456
4.75%, 05/08/30(a)	EUR	100	109,323
			1,645,647
Switzerland — 0.3%
Dufry One BV
2.00%, 02/15/27(a)	EUR	100	102,627
4.75%, 04/18/31(a)	EUR	100	108,904
VistaJet Malta Finance PLC/Vista Management
Holding Inc.
6.38%, 02/01/30(c)(d)	USD	95	76,024
7.88%, 05/01/27(c)(d)	USD	60	54,366
9.50%, 06/01/28(c)(d)	USD	50	44,750
			386,671
United Kingdom — 6.1%
888 Acquisitions Ltd.
7.56%, 07/15/27(a)	EUR	100	104,277
10.75%, 05/15/30(a)	GBP	100	129,728
Alexandrite Monnet U.K. Holdco PLC, 10.50%,
05/15/29(a)	EUR	100	112,323
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR	100	111,917
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR	125	133,808
7.75%, 02/15/31(c)	USD	75	76,307
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(c)	USD	100	101,079
B&M European Value Retail SA, 8.13%,
11/15/30(a)	GBP	100	136,405
BCP V Modular Services Finance II PLC, 4.75%,
11/30/28(a)	EUR	150	153,846
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP	125	158,687
Bellis Finco PLC, 4.00%, 02/16/27(a)	GBP	100	117,582
British Telecommunications PLC
1.87%, 08/18/80,
(5-year EUR Swap + 2.130%)(a)(b)	EUR	100	105,249
4.25%, 11/23/81, (5-year CMT + 2.985%)(b)(c)	USD	50	47,439
4.88%, 11/23/81, (5-year CMT + 3.493%)(b)(c)	USD	45	40,571
5.13%, 10/03/54, (5-year EURIBOR ICE Swap
+ 2.542%)(a)(b)	EUR	100	109,882
Canary Wharf Group Investment Holdings PLC,
2.63%, 04/23/25(a)	GBP	100	121,787
Centrica PLC, 6.50%, 05/21/55, (5-year UK
Government Bond + 2.512%)(a)(b)	GBP	100	130,341
Security	Par (000)		Value

United Kingdom (continued)
Connect Finco SARL/Connect U.S. Finco LLC,
6.75%, 10/01/26(c)	USD	200	$196,050
Constellation Automotive Financing PLC, 4.88%,
07/15/27(a)	GBP	100	109,500
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP	100	123,043
eG Global Finance PLC, 12.00%, 11/30/28(c)	USD	200	214,750
Global Auto Holdings Ltd./AAG FH U.K. Ltd.,
8.38%, 01/15/29(c)	USD	200	195,250
Heathrow Finance PLC, 3.88%, 03/01/27(a)(i)	GBP	100	121,357
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD	130	130,325
8.13%, 02/15/32(c)	USD	40	39,886
Iceland Bondco PLC, 10.88%, 12/15/27(a)	GBP	100	136,547
INEOS Quattro Finance 1 PLC, 3.75%,
07/15/26(a)	EUR	100	105,526
INEOS Quattro Finance 2 PLC
2.50%, 01/15/26(a)	EUR	100	104,854
8.50%, 03/15/29(a)	EUR	100	114,862
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26(a)	EUR	100	108,227
4.50%, 10/01/27(c)	USD	50	47,730
5.88%, 01/15/28(c)	USD	105	103,687
7.75%, 10/15/25(c)	USD	60	59,952
Jerrold Finco PLC, 5.25%, 01/15/27(a)	GBP	100	124,798
Kier Group PLC, 9.00%, 02/15/29(a)	GBP	100	134,115
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(c)	USD	50	51,285
6.50%, 03/26/31(c)	USD	50	51,881
8.13%, 03/30/29(c)	USD	50	52,926
8.38%, 05/01/28(c)(d)	USD	50	52,928
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP	100	119,786
Merlin Entertainments Group U.S. Holdings Inc.,
7.38%, 02/15/31(c)	USD	50	51,841
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)	USD	50	49,451
Motion Bondco DAC, 6.63%, 11/15/27(c)	USD	50	49,344
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR	100	112,592
NGG Finance PLC
2.13%, 09/05/82,
(5-year EUR Swap + 2.532%)(a)(b)	EUR	100	100,170
5.63%, 06/18/73,
(12-year GBP Swap + 3.480%)(a)(b)	GBP	100	127,858
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR	100	100,822
Ocado Group PLC, 3.88%, 10/08/26(a)	GBP	100	118,482
Odeon Finco PLC, 12.75%, 11/01/27(c)	USD	25	26,313
PeopleCert Wisdom Issuer PLC, 5.75%,
09/15/26(a)	EUR	100	107,752
Playtech PLC, 5.88%, 06/28/28(a)	EUR	100	109,326
Punch Finance PLC, 6.13%, 06/30/26(a)	GBP	100	126,462
Sherwood Financing PLC, 4.50%, 11/15/26(a)	EUR	100	96,283
Stonegate Pub Co. Financing 2019 PLC, 8.25%,
07/31/25(a)	GBP	100	128,198
TalkTalk Telecom Group Ltd., 3.88%, 02/20/25(a)	GBP	100	95,666
Thames Water Utilities Finance PLC
2.63%, 01/24/32(a)	GBP	100	88,328
2.88%, 05/03/27(a)	GBP	100	37,205
4.38%, 01/18/31(a)	EUR	100	78,531
TVL Finance PLC, 10.25%, 04/28/28(a)	GBP	100	132,161
Very Group Funding PLC (The), 6.50%,
08/01/26(a)	GBP	100	112,135
Victoria PLC, 3.63%, 08/24/26(a)	EUR	100	92,687

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Virgin Media Finance PLC, 5.00%, 07/15/30(c)	USD	75	$63,431
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP	100	108,803
4.25%, 01/15/30(a)	GBP	150	166,109
4.50%, 08/15/30(c)	USD	90	78,135
5.50%, 05/15/29(c)	USD	150	139,785
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28(a)	GBP	100	116,725
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28(c)	USD	50	46,725
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR	150	145,028
4.25%, 01/31/31(c)	USD	125	105,941
4.75%, 07/15/31(c)	USD	135	116,267
5.63%, 04/15/32(a)	EUR	100	106,722
7.75%, 04/15/32(c)	USD	100	100,042
Vodafone Group PLC
2.63%, 08/27/80,
(5-year EUR Swap + 3.002%)(a)(b)	EUR	100	104,543
3.00%, 08/27/80,
(5-year EUR Swap + 3.477%)(a)(b)	EUR	100	98,900
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)	USD	40	37,809
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)	USD	95	83,638
6.50%, 08/30/84,
(5-year EUR Swap + 3.489%)(a)(b)	EUR	150	175,605
7.00%, 04/04/79,
(5-year USD Swap + 4.873%)(b)	USD	205	212,156
8.00%, 08/30/86, (5-year UK Government Bond
+ 3.837%)(a)(b)	GBP	100	138,893
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR	125	137,605
			8,614,962
United States — 62.7%
Acrisure LLC / Acrisure Finance Inc.
7.50%, 11/06/30(c)	USD	110	111,512
8.50%, 06/15/29(c)	USD	60	61,562
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(c)	USD	70	64,628
6.00%, 08/01/29(c)(d)	USD	35	32,977
8.25%, 02/01/29(c)	USD	100	101,721
AdaptHealth LLC
4.63%, 08/01/29(c)(d)	USD	35	31,315
5.13%, 03/01/30(c)(d)	USD	60	53,843
Adient Global Holdings Ltd.
4.88%, 08/15/26(c)	USD	75	73,814
7.00%, 04/15/28(c)	USD	50	51,049
8.25%, 04/15/31(c)(d)	USD	55	57,905
ADT Security Corp. (The), 4.13%, 08/01/29(c)(d)	USD	110	102,701
Advance Auto Parts Inc., 3.90%, 04/15/30(d)	USD	50	46,034
AES Corp. (The), 7.60%, 01/15/55,
(5-year CMT + 3.201%)(b)	USD	90	91,552
AG Issuer LLC, 6.25%, 03/01/28(c)(d)	USD	65	62,257
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(c)	USD	65	66,420
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26(c)	USD	55	53,166
3.50%, 03/15/29(c)	USD	135	122,944
4.63%, 01/15/27(c)	USD	140	136,360
4.88%, 02/15/30(c)(d)	USD	110	105,314
5.88%, 02/15/28(c)	USD	90	89,380
6.50%, 02/15/28(c)(d)	USD	85	86,120
7.50%, 03/15/26(c)	USD	50	50,781
Security	Par (000)		Value

United States (continued)
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD	50	$46,732
6.13%, 05/15/28(c)	USD	25	25,046
7.13%, 03/15/31(c)	USD	75	77,398
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27(c)	USD	75	71,344
5.88%, 11/01/29(c)	USD	30	28,761
6.75%, 10/15/27(c)	USD	155	153,973
6.75%, 04/15/28(c)	USD	110	110,825
7.00%, 01/15/31(c)	USD	155	157,853
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)	USD	160	162,829
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29(c)(d)	USD	100	87,299
9.75%, 07/15/27(c)(d)	USD	115	114,856
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(a)	EUR	100	101,284
4.63%, 06/01/28(c)	USD	200	184,398
Allison Transmission Inc.
3.75%, 01/30/31(c)	USD	95	84,835
4.75%, 10/01/27(c)	USD	55	53,675
5.88%, 06/01/29(c)	USD	40	40,082
Ally Financial Inc.
5.75%, 11/20/25(d)	USD	105	105,338
6.70%, 02/14/33(d)	USD	60	61,605
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(c)(d)	USD	105	76,519
10.00%, 06/15/26,
(10.00% Cash and 12.00% PIK)(c)(d)(h)	USD	100	94,750
AMC Networks Inc.
4.25%, 02/15/29(d)	USD	95	65,483
10.25%, 01/15/29(c)	USD	100	98,595
Amentum Escrow Corp., 7.25%, 08/01/32(c)	USD	25	25,547
American Airlines Inc.
7.25%, 02/15/28(c)(d)	USD	65	65,053
8.50%, 05/15/29(c)	USD	115	118,603
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(c)	USD	207	205,835
5.75%, 04/20/29(c)	USD	305	298,052
American Axle & Manufacturing Inc.
5.00%, 10/01/29(d)	USD	60	55,103
6.50%, 04/01/27(d)	USD	45	45,155
6.88%, 07/01/28(d)	USD	50	49,938
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(c)(d)	USD	35	31,675
4.00%, 01/15/28(c)	USD	65	61,311
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD	50	48,393
5.88%, 08/20/26	USD	70	68,980
9.38%, 06/01/28(c)	USD	65	67,992
AmWINS Group Inc.
4.88%, 06/30/29(c)	USD	75	70,747
6.38%, 02/15/29(c)	USD	70	71,050
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29(c)	USD	80	78,256
5.75%, 03/01/27(c)	USD	55	54,868
5.75%, 01/15/28(c)	USD	55	54,675
6.63%, 02/01/32(c)(d)	USD	65	66,330

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Antero Resources Corp.
5.38%, 03/01/30(c)	USD	60	$58,608
7.63%, 02/01/29(c)	USD	41	42,351
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp., 7.00%, 04/15/30(c)(d)	USD	155	131,532
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp.
5.25%, 04/15/30(c)	USD	5	3,346
5.75%, 01/15/29(c)	USD	26	17,875
APX Group Inc.
5.75%, 07/15/29(c)	USD	95	92,522
6.75%, 02/15/27(c)	USD	65	64,869
Aramark Services Inc., 5.00%, 02/01/28(c)	USD	110	107,408
Arches Buyer Inc.
4.25%, 06/01/28(c)(d)	USD	90	80,247
6.13%, 12/01/28(c)	USD	60	49,908
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28(c)	USD	75	74,920
6.88%, 04/01/27(c)	USD	61	61,341
Ardagh Metal Packaging Finance
USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR	100	94,905
3.25%, 09/01/28(c)	USD	50	44,535
4.00%, 09/01/29(c)	USD	100	84,970
6.00%, 06/15/27(c)	USD	50	49,734
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
2.13%, 08/15/26(a)	EUR	100	88,200
4.13%, 08/15/26(c)	USD	110	93,793
4.75%, 07/15/27(a)	GBP	100	68,671
5.25%, 08/15/27(c)	USD	100	57,883
Aretec Group Inc.
7.50%, 04/01/29(c)(d)	USD	50	47,519
10.00%, 08/15/30(c)(d)	USD	70	74,539
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)	USD	75	79,706
11.50%, 10/01/31(c)	USD	50	56,079
Asbury Automotive Group Inc.
4.50%, 03/01/28(d)	USD	51	48,671
4.63%, 11/15/29(c)(d)	USD	70	65,450
4.75%, 03/01/30	USD	35	32,875
5.00%, 02/15/32(c)	USD	70	64,507
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29(c)	USD	65	63,760
7.00%, 11/01/26(c)(d)	USD	50	50,075
8.25%, 12/31/28(c)	USD	25	25,695
Ashland Services BV, 2.00%, 01/30/28(a)	EUR	100	100,450
Ashton Woods USA LLC/Ashton Woods Finance
Co., 4.63%, 04/01/30(c)	USD	30	27,406
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(c)	USD	85	45,475
7.50%, 09/30/29(c)(d)	USD	35	18,012
AssuredPartners Inc.
5.63%, 01/15/29(c)	USD	50	47,621
7.50%, 02/15/32(c)	USD	50	50,997
AthenaHealth Group Inc., 6.50%, 02/15/30(c)(d)	USD	240	226,200
ATI Inc., 7.25%, 08/15/30(d)	USD	35	36,621
Avantor Funding Inc.
2.63%, 11/01/25(a)	EUR	100	106,219
Security	Par (000)		Value

United States (continued)
3.88%, 11/01/29(c)	USD	95	$87,475
4.63%, 07/15/28(c)	USD	130	125,151
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
4.75%, 04/01/28(c)(d)	USD	50	46,023
5.38%, 03/01/29(c)	USD	60	54,923
5.75%, 07/15/27(c)	USD	40	38,736
8.00%, 02/15/31(c)(d)	USD	50	49,500
Avis Budget Finance PLC, 7.00%, 02/28/29(a)	EUR	100	106,287
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31(c)	USD	50	52,409
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD	75	68,185
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%,
06/15/27(c)	USD	50	48,961
B&G Foods Inc.
5.25%, 09/15/27(d)	USD	80	74,900
8.00%, 09/15/28(c)	USD	70	71,278
Ball Corp.
2.88%, 08/15/30(d)	USD	125	107,566
3.13%, 09/15/31	USD	90	77,041
6.00%, 06/15/29	USD	110	111,317
6.88%, 03/15/28	USD	90	92,600
Bath & Body Works Inc.
5.25%, 02/01/28	USD	40	39,221
6.63%, 10/01/30(c)(d)	USD	105	105,921
7.50%, 06/15/29(d)	USD	65	67,211
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD	140	143,541
Bausch Health Companies Inc.
4.88%, 06/01/28(c)	USD	175	134,767
5.25%, 01/30/30(c)	USD	75	37,875
5.25%, 02/15/31(c)	USD	50	25,250
5.50%, 11/01/25(c)	USD	195	182,393
5.75%, 08/15/27(c)	USD	60	49,135
6.13%, 02/01/27(c)	USD	140	118,937
6.25%, 02/15/29(c)	USD	75	39,188
9.00%, 12/15/25(c)	USD	100	90,000
11.00%, 09/30/28(c)	USD	264	246,972
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27,
(7.75% Cash and 8.50% PIK)(c)(d)(h)	USD	50	48,262
Beacon Roofing Supply Inc., 6.50%, 08/01/30(c)	USD	65	66,443
Belden Inc., 3.38%, 07/15/31(a)	EUR	100	99,817
Berry Global Inc., 5.63%, 07/15/27(c)(d)	USD	55	54,514
Block Inc.
2.75%, 06/01/26	USD	100	94,926
3.50%, 06/01/31	USD	105	91,225
6.50%, 05/15/32(c)	USD	210	213,412
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
7.00%, 07/15/29(c)	USD	45	46,305
7.25%, 07/15/32(c)	USD	75	77,989
Boost Newco Borrower LLC, 7.50%, 01/15/31(c)	USD	250	263,244
Boyd Gaming Corp.
4.75%, 12/01/27	USD	95	92,396
4.75%, 06/15/31(c)	USD	100	92,097
Brand Industrial Services Inc., 10.38%, 08/01/30(c)	USD	130	142,982
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD	50	46,122
8.88%, 04/12/29(d)	USD	40	42,602
Brightline East LLC, 11.00%, 01/31/30(c)	USD	150	136,629

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Brink’s Co. (The)
4.63%, 10/15/27(c)	USD	60	$58,130
6.50%, 06/15/29(c)(d)	USD	35	35,607
6.75%, 06/15/32(c)	USD	45	45,851
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD	125	87,755
7.13%, 02/13/28	CAD	100	75,291
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI
Sellco LLC
4.50%, 04/01/27(c)	USD	80	75,607
5.75%, 05/15/26(c)	USD	75	73,968
Buckeye Partners LP
3.95%, 12/01/26	USD	75	72,362
4.13%, 12/01/27	USD	35	32,986
4.50%, 03/01/28(c)	USD	50	47,659
6.88%, 07/01/29(c)	USD	60	60,850
Builders FirstSource Inc.
4.25%, 02/01/32(c)	USD	150	133,687
5.00%, 03/01/30(c)	USD	55	52,673
6.38%, 06/15/32(c)	USD	65	65,865
6.38%, 03/01/34(c)	USD	110	110,994
Burford Capital Global Finance LLC
6.25%, 04/15/28(c)	USD	50	48,938
9.25%, 07/01/31(c)	USD	50	53,374
Caesars Entertainment Inc.
4.63%, 10/15/29(c)(d)	USD	115	106,891
6.50%, 02/15/32(c)	USD	155	157,007
7.00%, 02/15/30(c)(d)	USD	205	211,387
8.13%, 07/01/27(c)(d)	USD	185	189,312
California Resources Corp., 8.25%, 06/15/29(c)	USD	65	66,573
Calpine Corp.
3.75%, 03/01/31(c)	USD	85	75,656
4.50%, 02/15/28(c)	USD	130	124,537
4.63%, 02/01/29(c)	USD	65	61,377
5.00%, 02/01/31(c)(d)	USD	85	80,006
5.13%, 03/15/28(c)(d)	USD	150	145,462
5.25%, 06/01/26(c)	USD	57	56,550
Camelot Return Merger Sub Inc., 8.75%,
08/01/28(c)	USD	60	59,295
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28(c)	USD	200	216,299
Carnival PLC, 1.00%, 10/28/29	EUR	100	89,390
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(c)(d)(h)	USD	100	108,000
13.00%, 06/01/30, (13.00% PIK)(c)(h)	USD	150	165,465
14.00%, 06/01/31, (14.00% PIK)(c)(h)	USD	175	203,367
Catalent Pharma Solutions Inc.
2.38%, 03/01/28(a)	EUR	100	104,237
3.13%, 02/15/29(c)	USD	35	33,798
3.50%, 04/01/30(c)	USD	70	67,494
5.00%, 07/15/27(c)	USD	65	64,579
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD	300	255,000
4.25%, 01/15/34(c)(d)	USD	210	165,900
4.50%, 08/15/30(c)	USD	285	249,612
4.50%, 05/01/32	USD	285	238,812
4.50%, 06/01/33(c)	USD	180	147,877
4.75%, 03/01/30(c)	USD	310	277,450
4.75%, 02/01/32(c)	USD	120	103,004
5.00%, 02/01/28(c)	USD	265	252,354
Security	Par (000)		Value

United States (continued)
5.13%, 05/01/27(c)	USD	330	$320,000
5.38%, 06/01/29(c)	USD	150	139,854
5.50%, 05/01/26(c)	USD	70	69,666
6.38%, 09/01/29(c)	USD	135	131,553
7.38%, 03/01/31(c)	USD	105	106,058
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.25%, 07/15/29(d)	USD	60	58,289
5.38%, 04/15/27	USD	70	69,589
Central Garden & Pet Co.
4.13%, 10/15/30(d)	USD	50	45,159
4.13%, 04/30/31(c)	USD	40	35,629
Central Parent Inc./CDK Global Inc., 7.25%,
06/15/29(c)	USD	75	75,617
Central Parent LLC/CDK Global II LLC/CDK
Financing Co. Inc., 8.00%, 06/15/29(c)	USD	75	77,192
Century Communities Inc.
3.88%, 08/15/29(c)	USD	50	45,543
6.75%, 06/01/27	USD	50	50,274
Charles River Laboratories International Inc.
3.75%, 03/15/29(c)(d)	USD	35	32,321
4.00%, 03/15/31(c)	USD	65	58,960
4.25%, 05/01/28(c)	USD	50	47,625
Chart Industries Inc.
7.50%, 01/01/30(c)	USD	139	144,643
9.50%, 01/01/31(c)(d)	USD	50	54,313
Chemours Co. (The)
4.63%, 11/15/29(c)	USD	55	48,246
5.38%, 05/15/27	USD	50	48,056
5.75%, 11/15/28(c)	USD	80	74,930
Chesapeake Energy Corp.
5.50%, 02/01/26(c)	USD	50	49,718
5.88%, 02/01/29(c)	USD	57	56,753
6.75%, 04/15/29(c)	USD	90	91,007
CHS/Community Health Systems Inc.
4.75%, 02/15/31(c)	USD	120	98,836
5.25%, 05/15/30(c)	USD	165	143,137
5.63%, 03/15/27(c)	USD	180	172,813
6.00%, 01/15/29(c)	USD	80	74,318
6.13%, 04/01/30(c)	USD	115	88,133
6.88%, 04/01/28(c)	USD	85	67,766
6.88%, 04/15/29(c)	USD	140	115,278
8.00%, 12/15/27(c)	USD	74	74,070
10.88%, 01/15/32(c)	USD	215	230,937
Churchill Downs Inc.
4.75%, 01/15/28(c)	USD	75	71,863
5.50%, 04/01/27(c)	USD	50	49,437
5.75%, 04/01/30(c)	USD	120	117,435
6.75%, 05/01/31(c)(d)	USD	55	55,825
Cinemark USA Inc.
5.25%, 07/15/28(c)	USD	85	82,152
7.00%, 08/01/32(c)	USD	22	22,403
CITGO Petroleum Corp.
6.38%, 06/15/26(c)	USD	65	65,029
7.00%, 06/15/25(c)	USD	95	95,000
8.38%, 01/15/29(c)	USD	110	114,404
Civitas Resources Inc.
5.00%, 10/15/26(c)	USD	50	48,785
8.38%, 07/01/28(c)	USD	155	162,903
8.63%, 11/01/30(c)	USD	100	107,965
8.75%, 07/01/31(c)	USD	130	139,922

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(a)	EUR	100	$107,841
6.25%, 05/15/26(c)(d)	USD	110	109,725
6.75%, 05/15/28(c)	USD	75	76,420
8.50%, 05/15/27(c)(d)	USD	195	196,709
Clarivate Science Holdings Corp.
3.88%, 07/01/28(c)	USD	85	79,667
4.88%, 07/01/29(c)(d)	USD	85	80,176
Clean Harbors Inc.
4.88%, 07/15/27(c)	USD	50	48,903
6.38%, 02/01/31(c)(d)	USD	40	40,450
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(c)(d)	USD	130	125,937
7.50%, 06/01/29(c)(d)	USD	100	85,750
7.75%, 04/15/28(c)	USD	110	97,491
7.88%, 04/01/30(c)(d)	USD	90	91,618
9.00%, 09/15/28(c)(d)	USD	75	79,792
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD	95	84,107
4.75%, 03/15/28(c)	USD	85	81,713
Cleveland-Cliffs Inc.
5.88%, 06/01/27	USD	70	69,822
6.75%, 04/15/30(c)(d)	USD	75	75,469
7.00%, 03/15/32(c)	USD	70	70,351
Cloud Software Group Inc.
6.50%, 03/31/29(c)	USD	405	394,983
8.25%, 06/30/32(c)	USD	195	202,312
9.00%, 09/30/29(c)	USD	395	393,033
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(c)(d)	USD	40	39,840
6.88%, 01/15/30(c)	USD	35	35,013
8.75%, 04/15/30(c)	USD	105	103,032
CMG Media Corp., 8.88%, 12/15/27(c)(d)	USD	90	51,786
CNX Resources Corp.
6.00%, 01/15/29(c)	USD	65	64,422
7.25%, 03/01/32(c)	USD	35	36,170
7.38%, 01/15/31(c)(d)	USD	45	46,535
Cogent Communications Group Inc.
3.50%, 05/01/26(c)	USD	50	48,177
7.00%, 06/15/27(c)	USD	50	50,539
Coinbase Global Inc.
3.38%, 10/01/28(c)	USD	105	92,400
3.63%, 10/01/31(c)(d)	USD	70	58,205
CommScope Inc.
4.75%, 09/01/29(c)	USD	115	84,309
6.00%, 03/01/26(c)	USD	140	131,167
7.13%, 07/01/28(c)	USD	60	38,000
8.25%, 03/01/27(c)	USD	100	69,703
CommScope Technologies LLC, 5.00%,
03/15/27(c)	USD	90	58,410
Compass Group Diversified Holdings LLC, 5.25%,
04/15/29(c)	USD	100	95,802
Comstock Resources Inc.
5.88%, 01/15/30(c)	USD	85	79,121
6.75%, 03/01/29(c)	USD	190	183,651
Consolidated Communications Inc.
5.00%, 10/01/28(c)(d)	USD	35	30,195
6.50%, 10/01/28(c)	USD	85	77,194
Constellium SE
3.13%, 07/15/29(a)	EUR	100	100,065
3.75%, 04/15/29(c)	USD	50	45,632
Security	Par (000)		Value

United States (continued)
Cornerstone Building Brands Inc., 9.50%,
08/15/29(c)	USD	35	$34,895
Coty Inc.
4.50%, 05/15/27(a)	EUR	100	109,012
5.00%, 04/15/26(c)	USD	95	93,955
5.75%, 09/15/28(a)	EUR	100	112,622
Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC
4.75%, 01/15/29(c)	USD	35	33,534
6.63%, 07/15/30(c)(d)	USD	75	77,269
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD	125	120,295
7.50%, 12/15/33(c)	USD	50	52,977
Credit Acceptance Corp.
6.63%, 03/15/26	USD	50	50,028
9.25%, 12/15/28(c)	USD	60	64,015
Crescent Energy Finance LLC
7.38%, 01/15/33(c)	USD	90	91,237
7.63%, 04/01/32(c)	USD	65	66,742
9.25%, 02/15/28(c)	USD	100	105,420
Crown Americas LLC, 5.25%, 04/01/30(d)	USD	45	44,043
Crown Americas LLC/Crown Americas Capital
Corp. V, 4.25%, 09/30/26	USD	35	33,849
Crown Americas LLC/Crown Americas Capital
Corp. VI, 4.75%, 02/01/26	USD	90	88,604
Crown European Holdings SACA
2.88%, 02/01/26(a)	EUR	100	106,471
4.75%, 03/15/29(a)	EUR	100	110,469
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29(c)	USD	45	45,268
5.63%, 10/15/25(c)	USD	100	99,845
CSC Holdings LLC
3.38%, 02/15/31(c)	USD	100	66,581
4.13%, 12/01/30(c)	USD	100	69,250
4.50%, 11/15/31(c)	USD	150	103,545
4.63%, 12/01/30(c)	USD	225	88,166
5.00%, 11/15/31(c)	USD	85	33,652
5.38%, 02/01/28(c)	USD	125	99,062
5.50%, 04/15/27(c)	USD	150	125,944
5.75%, 01/15/30(c)	USD	225	90,724
6.50%, 02/01/29(c)	USD	150	115,500
7.50%, 04/01/28(c)	USD	100	56,663
11.25%, 05/15/28(c)	USD	125	113,125
11.75%, 01/31/29(c)	USD	200	180,750
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(c)	USD	50	50,109
8.88%, 09/01/31(c)(d)	USD	40	43,000
CVR Energy Inc.
5.75%, 02/15/28(c)	USD	45	42,413
8.50%, 01/15/29(c)	USD	75	76,266
Dana Financing Luxembourg SARL, 8.50%,
07/15/31(a)	EUR	100	116,901
Dana Inc.
4.25%, 09/01/30	USD	50	44,150
5.38%, 11/15/27(d)	USD	40	39,302
5.63%, 06/15/28(d)	USD	30	29,213
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR	100	107,435
Darling Ingredients Inc.
5.25%, 04/15/27(c)	USD	50	49,151
6.00%, 06/15/30(c)(d)	USD	105	104,081

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
DaVita Inc.
3.75%, 02/15/31(c)(d)	USD	150	$129,750
4.63%, 06/01/30(c)	USD	265	242,815
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.13%, 06/01/28(c)	USD	50	49,805
8.63%, 03/15/29(c)	USD	75	78,040
Delta Air Lines Inc.
3.75%, 10/28/29(d)	USD	70	64,984
4.38%, 04/19/28(d)	USD	35	33,962
Directv Financing LLC, 8.88%, 02/01/30(c)(d)	USD	95	95,321
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27(c)	USD	375	361,172
DISH DBS Corp.
5.25%, 12/01/26(c)	USD	235	195,514
5.75%, 12/01/28(c)	USD	250	183,750
7.38%, 07/01/28	USD	105	49,350
7.75%, 07/01/26	USD	200	129,037
5.13%, 06/01/29	USD	150	63,895
DISH Network Corp., 11.75%, 11/15/27(c)	USD	338	338,000
Diversified Healthcare Trust
4.38%, 03/01/31	USD	40	30,308
4.75%, 02/15/28(d)	USD	60	50,736
DPL Inc., 4.35%, 04/15/29	USD	40	37,607
DT Midstream Inc.
4.13%, 06/15/29(c)	USD	110	102,712
4.38%, 06/15/31(c)	USD	90	82,998
Edgewell Personal Care Co.
4.13%, 04/01/29(c)	USD	50	46,425
5.50%, 06/01/28(c)	USD	80	78,400
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	USD	60	62,430
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)	USD	50	52,422
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(a)	EUR	100	112,541
6.63%, 12/15/30(c)	USD	285	290,586
6.75%, 07/15/31(c)(d)	USD	50	50,985
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(c)(d)	USD	75	76,872
8.75%, 05/01/31(c)	USD	45	47,315
Encompass Health Corp.
4.50%, 02/01/28	USD	90	87,154
4.63%, 04/01/31(d)	USD	40	37,172
4.75%, 02/01/30	USD	80	76,252
Encore Capital Group Inc.
4.25%, 06/01/28(a)	GBP	100	112,503
8.50%, 05/15/30(c)	USD	50	51,908
9.25%, 04/01/29(c)	USD	45	47,270
Endeavor Energy Resources LP/EER
Finance Inc., 5.75%, 01/30/28(c)	USD	100	100,935
Endo Finance Holdings Inc., 8.50%, 04/15/31(c)(d)	USD	105	110,644
Energizer Gamma Acquisition BV, 3.50%,
06/30/29(a)	EUR	100	100,220
Energizer Holdings Inc.
4.38%, 03/31/29(c)(d)	USD	65	60,028
4.75%, 06/15/28(c)(d)	USD	60	56,915
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)	USD	50	50,087
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)	USD	90	95,624
Entegris Inc.
3.63%, 05/01/29(c)(d)	USD	35	31,739
Security	Par (000)		Value

United States (continued)
4.38%, 04/15/28(c)	USD	50	$47,540
4.75%, 04/15/29(c)	USD	175	168,647
5.95%, 06/15/30(c)(d)	USD	75	74,813
EQM Midstream Partners LP
4.13%, 12/01/26	USD	60	58,425
4.50%, 01/15/29(c)	USD	80	76,548
4.75%, 01/15/31(c)	USD	110	103,950
5.50%, 07/15/28	USD	75	74,625
6.38%, 04/01/29(c)	USD	75	76,594
6.50%, 07/01/27(c)	USD	100	102,028
7.50%, 06/01/27(c)	USD	40	41,093
7.50%, 06/01/30(c)	USD	50	53,943
EquipmentShare.com Inc.
8.63%, 05/15/32(c)	USD	70	72,729
9.00%, 05/15/28(c)(d)	USD	95	97,703
EUSHI Finance Inc., 7.63%, 12/15/54,
(5-year CMT + 3.136%)(b)(c)	USD	50	50,950
Fair Isaac Corp.
4.00%, 06/15/28(c)	USD	100	94,177
5.25%, 05/15/26(c)	USD	35	34,743
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(c)	USD	65	65,081
5.88%, 04/01/29(c)	USD	70	65,415
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc.
4.63%, 01/15/29(c)(d)	USD	100	93,445
6.75%, 01/15/30(c)	USD	115	101,919
FirstCash Inc.
4.63%, 09/01/28(c)	USD	50	47,709
5.63%, 01/01/30(c)	USD	45	43,737
6.88%, 03/01/32(c)	USD	65	65,720
Fortress Transportation and Infrastructure
Investors LLC
7.00%, 05/01/31(c)	USD	73	75,384
7.00%, 06/15/32(c)(d)	USD	90	92,904
7.88%, 12/01/30(c)	USD	50	53,071
5.50%, 05/01/28(c)	USD	100	98,000
Freedom Mortgage Corp.
6.63%, 01/15/27(c)	USD	85	83,321
7.63%, 05/01/26(c)	USD	45	45,039
12.00%, 10/01/28(c)	USD	50	53,813
12.25%, 10/01/30(c)(d)	USD	50	54,883
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(c)	USD	70	68,863
9.25%, 02/01/29(c)	USD	105	105,787
Frontier Communications Holdings LLC
5.00%, 05/01/28(c)	USD	140	134,681
5.88%, 10/15/27(c)	USD	135	133,734
5.88%, 11/01/29	USD	75	67,513
6.00%, 01/15/30(c)	USD	95	85,500
6.75%, 05/01/29(c)(d)	USD	95	90,005
8.63%, 03/15/31(c)	USD	75	78,571
8.75%, 05/15/30(c)	USD	125	130,937
FXI Holdings Inc.
12.25%, 11/15/26(c)	USD	59	58,779
12.25%, 11/15/26(c)	USD	49	48,734
Gap Inc. (The)
3.63%, 10/01/29(c)	USD	80	69,600
3.88%, 10/01/31(c)(d)	USD	69	58,279

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Gen Digital Inc.
6.75%, 09/30/27(c)	USD	90	$91,769
7.13%, 09/30/30(c)(d)	USD	65	67,119
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD	65	65,949
7.88%, 05/15/32	USD	60	61,200
8.00%, 01/15/27	USD	105	107,362
8.25%, 01/15/29	USD	70	72,800
8.88%, 04/15/30	USD	55	58,231
GEO Group Inc. (The)
8.63%, 04/15/29	USD	60	62,400
10.25%, 04/15/31	USD	60	64,236
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(b)(c)	USD	70	65,466
7.95%, 10/15/54, (5-year CMT + 3.608%)(b)(c)(d)	USD	50	50,928
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	USD	50	50,414
8.25%, 01/15/32(c)	USD	55	56,502
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(c)	USD	70	63,601
5.25%, 12/01/27(c)	USD	60	59,025
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(d)	USD	85	82,995
5.00%, 05/31/26	USD	65	64,154
5.00%, 07/15/29(d)	USD	70	66,001
5.25%, 04/30/31	USD	85	79,511
5.25%, 07/15/31(d)	USD	65	60,629
5.63%, 04/30/33	USD	40	36,792
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD	35	32,598
3.75%, 02/01/30(c)(d)	USD	55	49,923
6.38%, 07/15/32(c)(d)	USD	45	45,549
Gray Television Inc.
4.75%, 10/15/30(c)	USD	85	56,576
5.38%, 11/15/31(c)(d)	USD	145	93,728
7.00%, 05/15/27(c)(d)	USD	75	72,462
10.50%, 07/15/29(c)(d)	USD	120	125,250
Group 1 Automotive Inc., 6.38%, 01/15/30(c)	USD	50	50,500
GTCR AP Finance Inc., 8.00%, 05/15/27(c)	USD	50	50,214
H&E Equipment Services Inc., 3.88%, 12/15/28(c)	USD	125	114,143
Hanesbrands Inc.
4.88%, 05/15/26(c)	USD	75	73,437
9.00%, 02/15/31(c)(d)	USD	60	63,616
Harvest Midstream I LP
7.50%, 09/01/28(c)	USD	75	76,758
7.50%, 05/15/32(c)	USD	70	72,281
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 11.00%,
04/15/29(c)(d)	USD	95	90,225
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25(c)	USD	32	31,792
Herc Holdings Inc.
5.50%, 07/15/27(c)	USD	110	109,055
6.63%, 06/15/29(c)(d)	USD	90	91,912
Hertz Corp. (The)
4.63%, 12/01/26(c)(d)	USD	60	45,714
5.00%, 12/01/29(c)(d)	USD	100	65,975
12.63%, 07/15/29(c)(d)	USD	60	64,952
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD	70	64,993
5.13%, 06/15/28(c)	USD	70	68,206
Security	Par (000)		Value

United States (continued)
5.50%, 10/15/30(c)	USD	40	$38,918
5.63%, 02/15/26(c)	USD	75	74,593
6.50%, 06/01/29(c)(d)	USD	15	15,312
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD	55	54,000
6.00%, 04/15/30(c)	USD	45	44,010
6.00%, 02/01/31(c)	USD	55	53,406
6.25%, 11/01/28(c)	USD	60	59,946
6.25%, 04/15/32(c)	USD	60	58,362
6.88%, 05/15/34(c)(d)	USD	65	64,699
8.38%, 11/01/33(c)	USD	55	59,485
Hillenbrand Inc., 6.25%, 02/15/29(d)	USD	55	55,688
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(c)	USD	145	126,880
3.75%, 05/01/29(c)	USD	75	69,595
4.00%, 05/01/31(c)	USD	100	90,500
4.88%, 01/15/30	USD	105	101,456
5.75%, 05/01/28(c)(d)	USD	60	59,925
5.88%, 04/01/29(c)	USD	40	40,290
6.13%, 04/01/32(c)	USD	60	60,620
Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand Vacations
Borrower Esc
4.88%, 07/01/31(c)	USD	50	45,020
5.00%, 06/01/29(c)(d)	USD	85	79,952
6.63%, 01/15/32(c)	USD	100	100,986
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27	USD	60	59,161
HLF Financing SARL LLC/Herbalife
International Inc.
4.88%, 06/01/29(c)(d)	USD	90	62,033
12.25%, 04/15/29(c)	USD	80	80,266
Hologic Inc.
3.25%, 02/15/29(c)	USD	100	91,075
4.63%, 02/01/28(c)	USD	25	24,125
Howard Hughes Corp. (The)
4.13%, 02/01/29(c)	USD	65	59,672
4.38%, 02/01/31(c)	USD	65	57,982
5.38%, 08/01/28(c)	USD	75	72,757
Howard Midstream Energy Partners LLC, 7.38%,
07/15/32(c)	USD	55	56,703
Hub International Ltd., 5.63%, 12/01/29(c)(d)	USD	65	62,466
HUB International Ltd.
7.25%, 06/15/30(c)	USD	330	339,900
7.38%, 01/31/32(c)(d)	USD	180	184,950
Hudson Pacific Properties LP
3.25%, 01/15/30	USD	50	37,579
3.95%, 11/01/27(d)	USD	25	21,933
4.65%, 04/01/29(d)	USD	50	41,936
Hughes Satellite Systems Corp.
5.25%, 08/01/26(d)	USD	75	57,000
6.63%, 08/01/26(d)	USD	110	52,209
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/29	USD	85	73,738
5.25%, 05/15/27	USD	142	135,965
6.25%, 05/15/26	USD	105	104,563
9.00%, 06/15/30(c)	USD	90	91,125
9.75%, 01/15/29(c)	USD	75	78,842
iHeartCommunications Inc.
4.75%, 01/15/28(c)	USD	50	30,993

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
5.25%, 08/15/27(c)(d)	USD	70	$45,733
6.38%, 05/01/26	USD	75	64,088
8.38%, 05/01/27(d)	USD	120	49,193
Imola Merger Corp., 4.75%, 05/15/29(c)	USD	200	188,077
International Game Technology PLC
2.38%, 04/15/28(a)	EUR	100	103,063
4.13%, 04/15/26(c)	USD	75	73,464
5.25%, 01/15/29(c)	USD	75	73,268
6.25%, 01/15/27(c)	USD	60	60,493
IQVIA Inc.
2.88%, 09/15/25(a)	EUR	100	106,755
2.88%, 06/15/28(a)	EUR	200	206,440
5.00%, 10/15/26(c)	USD	75	73,930
5.00%, 05/15/27(c)	USD	120	117,694
6.50%, 05/15/30(c)	USD	75	77,061
Iron Mountain Inc.
4.50%, 02/15/31(c)	USD	105	96,739
4.88%, 09/15/27(c)	USD	95	92,699
4.88%, 09/15/29(c)	USD	95	90,811
5.00%, 07/15/28(c)	USD	50	48,436
5.25%, 03/15/28(c)(d)	USD	100	97,865
5.25%, 07/15/30(c)	USD	145	139,605
5.63%, 07/15/32(c)(d)	USD	60	57,856
7.00%, 02/15/29(c)(d)	USD	100	102,625
Iron Mountain Information Management
Services Inc., 5.00%, 07/15/32(c)	USD	80	74,857
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD	115	107,423
Jane Street Group/JSG Finance Inc., 7.13%,
04/30/31(c)	USD	135	139,725
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD	155	145,991
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28(c)	USD	100	92,823
Kaiser Aluminum Corp.
4.50%, 06/01/31(c)(d)	USD	60	53,154
4.63%, 03/01/28(c)	USD	50	46,913
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD	55	48,384
4.75%, 02/01/30(d)	USD	50	42,709
5.00%, 03/01/31(d)	USD	61	51,508
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC, 4.75%, 06/01/27(c)	USD	75	73,581
Kinetik Holdings LP
5.88%, 06/15/30(c)	USD	95	94,174
6.63%, 12/15/28(c)	USD	90	91,930
LABL Inc.
5.88%, 11/01/28(c)	USD	75	69,354
6.75%, 07/15/26(c)	USD	65	64,469
8.25%, 11/01/29(c)(d)	USD	45	39,406
10.50%, 07/15/27(c)	USD	70	68,264
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.25%, 02/01/27(c)	USD	70	67,661
4.75%, 06/15/29(c)	USD	53	50,310
7.00%, 07/15/31(c)	USD	40	40,985
Lamar Media Corp.
3.63%, 01/15/31	USD	55	48,881
3.75%, 02/15/28	USD	50	47,099
4.00%, 02/15/30	USD	60	55,373
4.88%, 01/15/29(d)	USD	55	53,335
Lamb Weston Holdings Inc.
4.13%, 01/31/30(c)(d)	USD	90	82,080
Security	Par (000)		Value

United States (continued)
4.38%, 01/31/32(c)	USD	70	$63,011
4.88%, 05/15/28(c)	USD	40	38,861
LBM Acquisition LLC, 6.25%, 01/15/29(c)	USD	80	70,700
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD	100	93,999
8.25%, 08/01/31(c)(d)	USD	80	83,713
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(c)	USD	75	62,477
6.75%, 10/15/27(c)	USD	115	107,202
Legacy LifePoint Health LLC, 4.38%, 02/15/27(c)	USD	60	57,996
Level 3 Financing Inc.
3.88%, 10/15/30(c)	USD	60	38,432
4.00%, 04/15/31(c)	USD	65	41,845
4.50%, 04/01/30(c)	USD	100	67,250
4.88%, 06/15/29(c)	USD	95	66,975
10.50%, 04/15/29(c)	USD	75	77,344
10.50%, 05/15/30(c)	USD	70	71,978
10.75%, 12/15/30(c)	USD	100	103,250
11.00%, 11/15/29(c)	USD	150	158,990
Levi Strauss & Co., 3.38%, 03/15/27	EUR	100	106,921
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(b)(c)	USD	50	46,920
4.30%, 02/01/61(c)(d)	USD	80	50,200
Life Time Inc.
5.75%, 01/15/26(c)	USD	78	77,708
8.00%, 04/15/26(c)	USD	50	50,713
Lifepoint Health Inc., 5.38%, 01/15/29(c)	USD	45	40,895
LifePoint Health Inc.
9.88%, 08/15/30(c)	USD	90	98,035
10.00%, 06/01/32(c)	USD	75	79,406
11.00%, 10/15/30(c)	USD	125	140,312
Light & Wonder International Inc.
7.00%, 05/15/28(c)	USD	80	80,638
7.25%, 11/15/29(c)	USD	50	51,456
7.50%, 09/01/31(c)	USD	50	52,148
Lithia Motors Inc.
3.88%, 06/01/29(c)(d)	USD	80	72,400
4.38%, 01/15/31(c)	USD	50	44,813
4.63%, 12/15/27(c)	USD	50	48,089
Live Nation Entertainment Inc.
3.75%, 01/15/28(c)(d)	USD	45	42,413
4.75%, 10/15/27(c)(d)	USD	95	92,031
6.50%, 05/15/27(c)	USD	110	111,471
Lumen Technologies Inc., 4.50%, 01/15/29(c)	USD	80	34,968
Macy’s Retail Holdings LLC
5.88%, 04/01/29(c)(d)	USD	40	39,040
5.88%, 03/15/30(c)(d)	USD	40	38,400
6.13%, 03/15/32(c)	USD	45	42,936
Madison IAQ LLC
4.13%, 06/30/28(c)	USD	75	69,938
5.88%, 06/30/29(c)	USD	105	98,343
Matador Resources Co.
6.50%, 04/15/32(c)	USD	80	80,418
6.88%, 04/15/28(c)(d)	USD	45	45,926
Match Group Holdings II LLC
3.63%, 10/01/31(c)(d)	USD	35	30,243
4.13%, 08/01/30(c)(d)	USD	35	31,369
4.63%, 06/01/28(c)	USD	60	57,301
5.00%, 12/15/27(c)	USD	50	48,508
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(c)(d)	USD	275	283,470

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
9.25%, 04/15/27(c)	USD	135	$135,600
McAfee Corp., 7.38%, 02/15/30(c)(d)	USD	210	196,083
McGraw-Hill Education Inc.
5.75%, 08/01/28(c)	USD	75	72,281
8.00%, 08/01/29(c)	USD	80	78,024
Medline Borrower LP
3.88%, 04/01/29(c)	USD	455	424,286
5.25%, 10/01/29(c)	USD	265	256,245
Medline Borrower LP/Medline Co-Issuer Inc.,
6.25%, 04/01/29(c)	USD	110	112,345
MGM Resorts International
4.63%, 09/01/26	USD	57	55,901
4.75%, 10/15/28(d)	USD	65	62,671
5.50%, 04/15/27	USD	66	65,592
6.50%, 04/15/32(d)	USD	65	65,248
Michaels Companies Inc. (The)
5.25%, 05/01/28(c)	USD	90	66,600
7.88%, 05/01/29(c)	USD	115	66,125
Midcap Financial Issuer Trust
5.63%, 01/15/30(c)	USD	50	45,016
6.50%, 05/01/28(c)	USD	90	86,931
Miter Brands Acquisition Holdco Inc./MIWD
Borrower LLC, 6.75%, 04/01/32(c)	USD	75	76,125
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
02/01/30(c)	USD	50	46,784
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29(c)	USD	25	16,906
Mohegan Tribal Gaming Authority, 8.00%,
02/01/26(c)	USD	125	117,031
Molina Healthcare Inc.
3.88%, 11/15/30(c)(d)	USD	50	45,184
3.88%, 05/15/32(c)	USD	85	74,914
4.38%, 06/15/28(c)	USD	80	76,220
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26(c)	USD	55	55,051
10.50%, 05/15/27(c)	USD	50	51,125
MPH Acquisition Holdings LLC
5.50%, 09/01/28(c)	USD	100	78,220
5.75%, 11/01/28(c)	USD	90	54,093
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30	GBP	125	100,953
3.50%, 03/15/31	USD	110	71,921
4.63%, 08/01/29(d)	USD	125	90,625
5.00%, 10/15/27(d)	USD	135	110,621
5.25%, 08/01/26	USD	50	44,875
Murphy Oil Corp.
5.88%, 12/01/27(d)	USD	45	45,000
6.38%, 07/15/28	USD	36	36,325
Murphy Oil USA Inc.
3.75%, 02/15/31(c)	USD	80	71,000
4.75%, 09/15/29(d)	USD	25	23,889
Nabors Industries Inc.
7.38%, 05/15/27(c)	USD	60	61,125
8.88%, 08/15/31(c)(d)	USD	50	50,938
9.13%, 01/31/30(c)(d)	USD	70	74,858
Nabors Industries Ltd., 7.25%, 01/15/26(c)	USD	60	61,092
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(c)	USD	50	49,133
5.13%, 12/15/30(c)	USD	60	55,875
5.50%, 08/15/28(c)	USD	75	72,809
5.75%, 11/15/31(c)	USD	85	81,093
6.00%, 01/15/27(c)	USD	65	64,442
Security	Par (000)		Value

United States (continued)
6.50%, 08/01/29(c)	USD	45	$44,937
7.13%, 02/01/32(c)	USD	95	96,927
Navient Corp.
4.88%, 03/15/28	USD	55	51,382
5.00%, 03/15/27	USD	60	57,935
5.50%, 03/15/29	USD	90	83,765
6.75%, 06/15/26	USD	50	50,537
9.38%, 07/25/30	USD	45	47,826
11.50%, 03/15/31	USD	50	55,371
NCL Corp. Ltd.
5.88%, 03/15/26(c)	USD	130	129,428
5.88%, 02/15/27(c)	USD	120	119,125
7.75%, 02/15/29(c)(d)	USD	60	63,150
8.13%, 01/15/29(c)	USD	75	79,792
8.38%, 02/01/28(c)	USD	65	68,413
NCL Finance Ltd., 6.13%, 03/15/28(c)(d)	USD	50	49,875
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD	150	163,829
NCR Voyix Corp.
5.00%, 10/01/28(c)(d)	USD	70	66,850
5.13%, 04/15/29(c)	USD	135	128,837
5.25%, 10/01/30(c)	USD	40	37,554
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(c)	USD	285	279,122
New Fortress Energy Inc.
6.50%, 09/30/26(c)(d)	USD	135	125,550
6.75%, 09/15/25(c)	USD	82	80,834
8.75%, 03/15/29(c)(d)	USD	95	86,162
Newell Brands Inc.
5.70%, 04/01/26	USD	210	209,107
6.38%, 09/15/27(d)	USD	35	35,069
6.63%, 09/15/29	USD	50	50,200
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(c)	USD	65	44,581
11.75%, 10/15/28(c)	USD	55	55,586
News Corp.
3.88%, 05/15/29(c)	USD	85	78,757
5.13%, 02/15/32(c)(d)	USD	60	57,000
Nexstar Media Inc.
4.75%, 11/01/28(c)(d)	USD	95	87,491
5.63%, 07/15/27(c)	USD	175	169,670
NextEra Energy Operating Partners LP
3.88%, 10/15/26(c)(d)	USD	50	47,798
4.50%, 09/15/27(c)(d)	USD	60	57,472
7.25%, 01/15/29(c)(d)	USD	75	77,906
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.13%, 02/15/29(c)	USD	80	80,938
8.38%, 02/15/32(c)	USD	140	143,139
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26(c)	USD	110	110,431
Nordstrom Inc.
4.25%, 08/01/31(d)	USD	40	35,592
4.38%, 04/01/30	USD	55	50,066
Northern Oil & Gas Inc.
8.13%, 03/01/28(c)	USD	50	51,025
8.75%, 06/15/31(c)	USD	65	68,686
Novelis Corp.
3.25%, 11/15/26(c)	USD	90	85,450
3.88%, 08/15/31(c)	USD	70	61,546
4.75%, 01/30/30(c)	USD	145	136,698
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	100	102,445

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
NRG Energy Inc.
3.38%, 02/15/29(c)	USD	35	$31,521
3.63%, 02/15/31(c)	USD	105	92,080
3.88%, 02/15/32(c)	USD	61	53,277
5.25%, 06/15/29(c)	USD	65	62,936
5.75%, 01/15/28	USD	80	79,500
NuStar Logistics LP
5.63%, 04/28/27	USD	70	69,753
5.75%, 10/01/25	USD	55	54,992
6.00%, 06/01/26	USD	60	60,117
6.38%, 10/01/30	USD	60	61,267
OI European Group BV
4.75%, 02/15/30(c)	USD	40	36,699
6.25%, 05/15/28(a)	EUR	100	111,347
Olin Corp.
5.00%, 02/01/30	USD	50	47,693
5.13%, 09/15/27	USD	65	63,464
5.63%, 08/01/29	USD	60	59,338
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR	100	101,831
4.25%, 10/01/28(c)	USD	75	69,242
7.25%, 06/15/31(c)	USD	75	75,068
9.75%, 11/15/28(c)	USD	175	186,084
OneMain Finance Corp.
3.50%, 01/15/27	USD	75	70,935
3.88%, 09/15/28	USD	60	54,933
4.00%, 09/15/30	USD	100	87,668
5.38%, 11/15/29	USD	95	91,200
6.63%, 01/15/28(d)	USD	75	75,895
7.13%, 03/15/26	USD	160	162,856
7.50%, 05/15/31	USD	65	66,722
7.88%, 03/15/30	USD	70	73,154
9.00%, 01/15/29	USD	85	90,075
Organon & Co./Organon Foreign Debt
Co-Issuer BV
4.13%, 04/30/28(c)	USD	200	188,437
5.13%, 04/30/31(c)	USD	200	184,000
2.88%, 04/30/28(a)	EUR	150	154,136
6.75%, 05/15/34(c)	USD	50	50,599
7.88%, 05/15/34(c)	USD	70	72,840
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29(c)	USD	60	55,605
4.63%, 03/15/30(c)(d)	USD	50	45,975
5.00%, 08/15/27(c)	USD	55	53,763
7.38%, 02/15/31(c)	USD	40	41,814
Owens & Minor Inc.
4.50%, 03/31/29(c)(d)	USD	50	43,875
6.63%, 04/01/30(c)(d)	USD	50	46,730
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(c)	USD	60	60,057
7.25%, 05/15/31(c)(d)	USD	80	79,000
Pactiv Evergreen Group Issuer Inc./Pactiv
Evergreen Group Issuer LLC, 4.00%,
10/15/27(c)(d)	USD	100	94,408
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer Inc., 4.38%,
10/15/28(c)	USD	50	46,936
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)	USD	320	328,000
Security	Par (000)		Value

United States (continued)
Paramount Global
6.25%, 02/28/57,
(3-mo. LIBOR US + 3.899%)(b)	USD	55	$47,949
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	USD	95	87,400
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)(d)	USD	70	66,115
5.88%, 10/01/28(c)	USD	75	74,287
7.00%, 02/01/30(c)	USD	75	76,331
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD	70	68,655
7.88%, 09/15/30(c)	USD	50	51,750
PennyMac Financial Services Inc.
4.25%, 02/15/29(c)	USD	75	69,468
5.38%, 10/15/25(c)	USD	50	49,677
5.75%, 09/15/31(c)(d)	USD	45	42,919
7.13%, 11/15/30(c)	USD	85	85,669
7.88%, 12/15/29(c)	USD	65	68,006
Penske Automotive Group Inc.
3.50%, 09/01/25	USD	55	53,625
3.75%, 06/15/29	USD	50	45,662
Performance Food Group Inc.
4.25%, 08/01/29(c)(d)	USD	95	87,939
5.50%, 10/15/27(c)	USD	105	103,614
Permian Resources Operating LLC
5.88%, 07/01/29(c)	USD	70	69,670
6.25%, 02/01/33(c)	USD	70	70,630
7.00%, 01/15/32(c)(d)	USD	120	124,354
8.00%, 04/15/27(c)	USD	50	51,626
9.88%, 07/15/31(c)	USD	45	50,162
Perrigo Finance Unlimited Co.
4.38%, 03/15/26	USD	80	78,157
4.90%, 06/15/30	USD	60	56,527
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(c)	USD	100	93,904
7.75%, 02/15/29(c)	USD	125	121,336
PG&E Corp.
5.00%, 07/01/28(d)	USD	85	82,883
5.25%, 07/01/30	USD	105	101,456
Pike Corp.
5.50%, 09/01/28(c)(d)	USD	50	48,512
8.63%, 01/31/31(c)(d)	USD	55	59,322
Pilgrim’s Pride Corp.
3.50%, 03/01/32	USD	100	86,597
4.25%, 04/15/31	USD	115	106,702
6.25%, 07/01/33	USD	100	103,712
6.88%, 05/15/34	USD	50	54,077
Post Holdings Inc.
4.50%, 09/15/31(c)	USD	100	90,967
4.63%, 04/15/30(c)	USD	130	121,501
5.50%, 12/15/29(c)	USD	130	125,928
5.63%, 01/15/28(c)(d)	USD	105	103,913
6.25%, 02/15/32(c)	USD	100	101,395
PRA Group Inc.
8.38%, 02/01/28(c)	USD	40	40,319
8.88%, 01/31/30(c)(d)	USD	40	40,769
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.63%, 09/01/29(c)	USD	65	48,588
5.88%, 09/01/31(c)(d)	USD	75	53,085

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Prestige Brands Inc.
3.75%, 04/01/31(c)	USD	60	$52,983
5.13%, 01/15/28(c)	USD	50	48,893
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27(c)	USD	105	97,827
5.75%, 04/15/26(c)	USD	135	134,959
6.25%, 01/15/28(c)(d)	USD	130	129,584
PTC Inc., 4.00%, 02/15/28(c)	USD	25	23,629
QVC Inc.
4.38%, 09/01/28(d)	USD	65	50,132
4.75%, 02/15/27(d)	USD	45	39,375
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(c)	USD	90	71,900
6.50%, 09/15/28(c)	USD	90	49,415
Radiology Partners Inc.
7.78%, 01/31/29,
(4.28% Cash and 3.50% PIK)(c)(h)	USD	64	59,788
9.78%, 02/15/30, (9.87% PIK)(c)(h)	USD	63	55,040
Range Resources Corp.
4.75%, 02/15/30(c)	USD	60	56,854
8.25%, 01/15/29	USD	55	57,115
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(c)	USD	100	90,747
8.45%, 07/27/30(c)	USD	25	26,625
Reworld Holding Corp.
4.88%, 12/01/29(c)	USD	75	68,639
5.00%, 09/01/30(d)	USD	50	45,346
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)(d)	USD	70	66,280
4.75%, 10/15/27	USD	65	63,181
6.50%, 04/01/32(c)	USD	110	111,347
7.25%, 07/15/28(c)	USD	40	41,400
Rithm Capital Corp., 8.00%, 04/01/29(c)	USD	75	74,344
RLJ Lodging Trust LP
3.75%, 07/01/26(c)	USD	50	47,688
4.00%, 09/15/29(c)	USD	40	35,576
ROBLOX Corp., 3.88%, 05/01/30(c)	USD	100	89,625
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc.
2.88%, 10/15/26(c)	USD	120	113,338
3.63%, 03/01/29(c)	USD	75	68,836
3.88%, 03/01/31(c)(d)	USD	105	93,518
4.00%, 10/15/33(c)	USD	90	77,365
Rocket Software Inc.
6.50%, 02/15/29(c)	USD	55	49,638
9.00%, 11/28/28(c)(d)	USD	75	77,156
Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)	USD	45	43,104
RR Donnelley & Sons Co.
9.50%, 08/01/29(c)	USD	50	50,375
10.88%, 08/01/29(c)	USD	25	25,000
Sabre GLBL Inc.
8.63%, 06/01/27(c)(d)	USD	100	93,375
11.25%, 12/15/27(c)	USD	60	59,250
SBA Communications Corp.
3.13%, 02/01/29(d)	USD	140	126,815
3.88%, 02/15/27(d)	USD	145	139,275
SCIH Salt Holdings Inc.
4.88%, 05/01/28(c)	USD	125	116,256
6.63%, 05/01/29(c)(d)	USD	75	70,578
Security	Par (000)		Value

United States (continued)
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%,
07/15/28(a)	EUR	100	$116,503
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	USD	45	39,845
4.38%, 02/01/32(d)	USD	40	35,580
4.50%, 10/15/29(d)	USD	45	41,881
Scripps Escrow II Inc., 3.88%, 01/15/29(c)	USD	45	29,250
Scripps Escrow Inc., 5.88%, 07/15/27(c)(d)	USD	60	41,718
Seagate HDD Cayman
4.09%, 06/01/29	USD	45	42,242
4.88%, 06/01/27(d)	USD	60	59,201
8.25%, 12/15/29(d)	USD	55	59,251
8.50%, 07/15/31(d)	USD	40	43,390
9.63%, 12/01/32(d)	USD	72	82,910
Sealed Air Corp.
4.00%, 12/01/27(c)	USD	48	45,518
5.00%, 04/15/29(c)	USD	35	33,773
6.50%, 07/15/32(c)	USD	50	50,689
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(c)(d)	USD	70	70,494
7.25%, 02/15/31(c)	USD	50	52,079
Select Medical Corp., 6.25%, 08/15/26(c)	USD	115	115,828
Sensata Technologies BV
4.00%, 04/15/29(c)	USD	95	88,018
5.88%, 09/01/30(c)	USD	50	49,313
Sensata Technologies Inc.
3.75%, 02/15/31(c)	USD	80	70,670
4.38%, 02/15/30(c)	USD	50	46,507
6.63%, 07/15/32(c)	USD	50	50,695
Service Corp. International/U.S.
3.38%, 08/15/30	USD	75	66,248
4.00%, 05/15/31	USD	80	72,020
4.63%, 12/15/27	USD	65	63,279
5.13%, 06/01/29	USD	75	73,681
Service Properties Trust
3.95%, 01/15/28(d)	USD	65	56,012
4.38%, 02/15/30	USD	35	26,223
4.75%, 10/01/26	USD	50	47,864
4.95%, 02/15/27	USD	45	42,170
4.95%, 10/01/29	USD	35	27,825
5.50%, 12/15/27	USD	40	38,124
8.38%, 06/15/29	USD	70	69,509
8.63%, 11/15/31(c)	USD	95	101,038
8.88%, 06/15/32	USD	50	47,540
Silgan Holdings Inc., 4.13%, 02/01/28	USD	60	57,106
Sinclair Television Group Inc.
4.13%, 12/01/30(c)(d)	USD	80	55,792
5.50%, 03/01/30(c)(d)	USD	40	24,350
Sirius XM Radio Inc.
3.13%, 09/01/26(c)(d)	USD	90	85,483
3.88%, 09/01/31(c)(d)	USD	165	137,696
4.00%, 07/15/28(c)	USD	200	183,075
4.13%, 07/01/30(c)(d)	USD	155	134,892
5.00%, 08/01/27(c)	USD	165	159,431
5.50%, 07/01/29(c)	USD	130	124,111
Six Flags Entertainment Corp.
5.50%, 04/15/27(c)(d)	USD	40	39,801
7.25%, 05/15/31(c)(d)	USD	80	82,500
Six Flags Entertainment Corp./Six Flags Theme
Parks Inc., 6.63%, 05/01/32(c)(d)	USD	90	92,289

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
SLM Corp.
3.13%, 11/02/26	USD	50	$47,313
4.20%, 10/29/25	USD	50	48,975
SM Energy Co.
6.50%, 07/15/28	USD	55	54,746
6.63%, 01/15/27	USD	60	60,021
6.75%, 08/01/29(c)	USD	55	55,344
7.00%, 08/01/32(c)	USD	40	40,438
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD	105	103,924
8.88%, 11/15/31(c)	USD	105	113,157
Sonic Automotive Inc.
4.63%, 11/15/29(c)(d)	USD	65	59,434
4.88%, 11/15/31(c)(d)	USD	52	46,421
Sotheby’s, 7.38%, 10/15/27(c)	USD	75	62,775
Southwestern Energy Co.
4.75%, 02/01/32	USD	125	116,841
5.38%, 02/01/29	USD	50	48,930
5.38%, 03/15/30	USD	140	136,659
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD	85	80,367
9.38%, 11/30/29(c)	USD	90	97,472
9.75%, 11/15/30(c)	USD	115	128,286
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25(c)(d)	USD	120	75,600
SS&C Technologies Inc.
5.50%, 09/30/27(c)	USD	195	193,139
6.50%, 06/01/32(c)	USD	70	71,313
Stagwell Global LLC, 5.63%, 08/15/29(c)	USD	110	103,262
Standard Industries Inc./NJ
2.25%, 11/21/26(a)	EUR	100	102,331
3.38%, 01/15/31(c)	USD	95	81,049
4.38%, 07/15/30(c)	USD	160	145,576
4.75%, 01/15/28(c)	USD	110	105,266
5.00%, 02/15/27(c)	USD	80	78,235
6.50%, 08/15/32(c)	USD	25	25,063
Staples Inc.
10.75%, 09/01/29(c)	USD	225	217,969
12.75%, 01/15/30(c)	USD	97	75,145
Star Parent Inc., 9.00%, 10/01/30(c)(d)	USD	100	106,546
Starwood Property Trust Inc.
3.63%, 07/15/26(c)	USD	60	57,113
4.38%, 01/15/27(c)(d)	USD	70	67,196
7.25%, 04/01/29(c)	USD	40	41,194
Station Casinos LLC
4.50%, 02/15/28(c)	USD	70	66,441
4.63%, 12/01/31(c)	USD	55	50,158
6.63%, 03/15/32(c)(d)	USD	50	50,541
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.00%, 06/01/31(c)	USD	65	58,942
Summit Materials LLC/Summit Materials
Finance Corp.
5.25%, 01/15/29(c)	USD	70	68,331
7.25%, 01/15/31(c)	USD	80	83,752
Sunoco LP
7.00%, 05/01/29(c)	USD	85	87,634
7.25%, 05/01/32(c)	USD	70	72,743
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD	75	70,939
4.50%, 04/30/30	USD	83	77,510
5.88%, 03/15/28	USD	50	49,840
Security	Par (000)		Value

United States (continued)
6.00%, 04/15/27	USD	50	$49,786
7.00%, 09/15/28(c)	USD	45	46,304
Synchrony Financial, 7.25%, 02/02/33	USD	85	86,762
Talen Energy Supply LLC, 8.63%, 06/01/30(c)	USD	110	118,134
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28(c)	USD	70	67,543
6.00%, 03/01/27(c)	USD	40	39,752
6.00%, 12/31/30(c)	USD	65	61,566
6.00%, 09/01/31(c)(d)	USD	55	51,751
7.38%, 02/15/29(c)	USD	95	96,195
Talos Production Inc.
9.00%, 02/01/29(c)	USD	60	63,225
9.38%, 02/01/31(c)	USD	70	74,123
Taylor Morrison Communities Inc.
5.13%, 08/01/30(c)(d)	USD	45	43,904
5.75%, 01/15/28(c)	USD	55	55,248
5.88%, 06/15/27(c)	USD	60	60,225
TEGNA Inc.
4.63%, 03/15/28	USD	100	92,250
4.75%, 03/15/26(c)	USD	55	54,086
5.00%, 09/15/29	USD	105	95,537
Teleflex Inc., 4.25%, 06/01/28(c)	USD	90	85,532
Tempur Sealy International Inc.
3.88%, 10/15/31(c)(d)	USD	125	107,399
4.00%, 04/15/29(c)	USD	50	45,588
Tenet Healthcare Corp.
4.25%, 06/01/29	USD	160	151,099
4.38%, 01/15/30	USD	155	145,474
4.63%, 06/15/28	USD	60	57,830
5.13%, 11/01/27	USD	145	142,738
6.13%, 10/01/28(d)	USD	263	263,657
6.13%, 06/15/30	USD	210	211,268
6.25%, 02/01/27(d)	USD	145	145,250
6.75%, 05/15/31(d)	USD	130	133,377
Tenneco Inc., 8.00%, 11/17/28(c)	USD	175	158,664
TerraForm Power Operating LLC
4.75%, 01/15/30(c)	USD	60	55,886
5.00%, 01/31/28(c)	USD	85	81,975
TKC Holdings Inc.
6.88%, 05/15/28(c)(d)	USD	35	34,038
10.50%, 05/15/29(c)	USD	65	63,368
TransDigm Inc.
4.63%, 01/15/29(d)	USD	125	118,307
4.88%, 05/01/29(d)	USD	75	71,389
5.50%, 11/15/27	USD	270	266,647
6.38%, 03/01/29(c)	USD	285	290,435
6.63%, 03/01/32(c)(d)	USD	205	209,723
6.75%, 08/15/28(c)	USD	220	224,673
6.88%, 12/15/30(c)	USD	150	154,355
7.13%, 12/01/31(c)	USD	95	98,681
Transocean Inc.
8.25%, 05/15/29(c)	USD	100	102,125
8.50%, 05/15/31(c)(d)	USD	80	81,777
8.75%, 02/15/30(c)	USD	131	137,025
Transocean Poseidon Ltd., 6.88%, 02/01/27(c)	USD	47	47,110
Transocean Titan Financing Ltd., 8.38%,
02/01/28(c)	USD	75	78,000
Travel & Leisure Co.
4.50%, 12/01/29(c)(d)	USD	65	60,417
6.00%, 04/01/27	USD	50	50,167

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
6.63%, 07/31/26(c)	USD	60	$60,577
Tronox Inc., 4.63%, 03/15/29(c)(d)	USD	105	95,550
Twilio Inc.
3.63%, 03/15/29	USD	65	59,036
3.88%, 03/15/31(d)	USD	50	44,796
U.S. Foods Inc.
4.63%, 06/01/30(c)	USD	55	51,455
4.75%, 02/15/29(c)	USD	90	86,219
6.88%, 09/15/28(c)	USD	45	46,236
7.25%, 01/15/32(c)(d)	USD	45	47,096
Uber Technologies Inc.
4.50%, 08/15/29(c)(d)	USD	135	130,275
6.25%, 01/15/28(c)	USD	60	60,551
7.50%, 09/15/27(c)	USD	125	127,305
8.00%, 11/01/26(c)	USD	145	145,673
UGI International LLC, 2.50%, 12/01/29(a)	EUR	100	95,979
UKG Inc., 6.88%, 02/01/31(c)	USD	250	256,905
United Airlines Inc.
4.38%, 04/15/26(c)	USD	200	195,056
4.63%, 04/15/29(c)	USD	197	186,213
United Rentals North America Inc.
3.75%, 01/15/32	USD	80	70,922
3.88%, 11/15/27	USD	75	71,610
3.88%, 02/15/31	USD	100	90,312
4.00%, 07/15/30	USD	70	63,914
4.88%, 01/15/28	USD	170	166,281
5.25%, 01/15/30(d)	USD	65	63,663
5.50%, 05/15/27	USD	47	46,899
6.13%, 03/15/34(c)	USD	135	135,675
United Wholesale Mortgage LLC
5.50%, 11/15/25(c)	USD	75	74,438
5.50%, 04/15/29(c)	USD	50	48,141
5.75%, 06/15/27(c)	USD	60	59,183
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30(c)	USD	75	53,741
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28(c)	USD	40	34,744
6.50%, 02/15/29(c)	USD	105	79,569
10.50%, 02/15/28(c)	USD	329	331,609
Univision Communications Inc.
4.50%, 05/01/29(c)(d)	USD	130	113,639
6.63%, 06/01/27(c)	USD	140	139,253
7.38%, 06/30/30(c)(d)	USD	90	86,400
8.00%, 08/15/28(c)	USD	135	135,788
8.50%, 07/31/31(c)(d)	USD	40	39,550
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 09/01/27	USD	80	80,541
7.13%, 03/15/29(c)	USD	95	96,705
Valaris Ltd., 8.38%, 04/30/30(c)	USD	95	99,498
Vector Group Ltd.
5.75%, 02/01/29(c)	USD	95	91,152
10.50%, 11/01/26(c)	USD	55	55,628
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)(d)	USD	130	112,775
6.25%, 01/15/30(c)	USD	90	92,518
3.88%, 08/15/29(c)	USD	125	115,624
4.13%, 08/15/31(c)	USD	135	122,852
Venture Global LNG Inc.
7.00%, 01/15/30(c)	USD	130	131,300
Security	Par (000)		Value

United States (continued)
8.13%, 06/01/28(c)	USD	230	$239,206
8.38%, 06/01/31(c)	USD	240	252,244
9.50%, 02/01/29(c)	USD	315	350,272
9.88%, 02/01/32(c)	USD	200	221,810
Vericast Corp., 11.00%,		127	126,415
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%,
09/01/25(c)	USD	165	144,684
Viasat Inc.
6.50%, 07/15/28(c)(d)	USD	65	53,070
7.50%, 05/30/31(c)(d)	USD	70	51,450
ViaSat Inc.
5.63%, 09/15/25(c)	USD	65	64,219
5.63%, 04/15/27(c)	USD	60	56,321
Viking Cruises Ltd.
5.88%, 09/15/27(c)(d)	USD	65	64,594
7.00%, 02/15/29(c)	USD	50	50,500
9.13%, 07/15/31(c)	USD	75	81,956
Vistra Operations Co. LLC
4.38%, 05/01/29(c)	USD	135	127,305
5.00%, 07/31/27(c)	USD	115	112,701
5.50%, 09/01/26(c)	USD	100	99,218
5.63%, 02/15/27(c)	USD	120	119,061
6.88%, 04/15/32(c)	USD	115	118,414
7.75%, 10/15/31(c)	USD	145	152,975
Vital Energy Inc., 7.88%, 04/15/32(c)(d)	USD	90	91,642
VOC Escrow Ltd., 5.00%, 02/15/28(c)	USD	70	68,320
Walgreens Boots Alliance Inc.
2.13%, 11/20/26	EUR	100	99,506
3.20%, 04/15/30(d)	USD	50	41,284
3.45%, 06/01/26(d)	USD	150	142,836
Wand NewCo 3 Inc., 7.63%, 01/30/32(c)(d)	USD	115	120,262
Weatherford International Ltd., 8.63%, 04/30/30(c)	USD	150	156,019
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(c)(e)(f)	USD	74	5,622
9.00%, 11/15/26(c)(d)(e)(f)	USD	89	38,003
WESCO Distribution Inc.
6.38%, 03/15/29(c)	USD	100	101,415
6.63%, 03/15/32(c)(d)	USD	80	81,560
7.25%, 06/15/28(c)	USD	140	143,314
Western Digital Corp., 4.75%, 02/15/26	USD	235	231,432
Williams Scotsman Inc.
4.63%, 08/15/28(c)	USD	40	38,075
6.63%, 06/15/29(c)	USD	55	55,940
7.38%, 10/01/31(c)	USD	45	46,830
Windstream Escrow LLC/Windstream Escrow
Finance Corp., 7.75%, 08/15/28(c)	USD	150	144,802
WMG Acquisition Corp.
2.75%, 07/15/28(a)	EUR	100	102,858
3.00%, 02/15/31(c)(d)	USD	65	56,105
3.75%, 12/01/29(c)	USD	55	49,913
3.88%, 07/15/30(c)	USD	55	49,414
WR Grace Holdings LLC
4.88%, 06/15/27(c)	USD	80	77,286
5.63%, 08/15/29(c)	USD	120	109,903
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29(c)(d)	USD	75	72,083
7.13%, 02/15/31(c)(d)	USD	80	83,160
Xerox Holdings Corp.
5.00%, 08/15/25(c)	USD	42	41,266
5.50%, 08/15/28(c)	USD	75	63,525

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
8.88%, 11/30/29(c)(d)	USD	40	$37,192
XHR LP
4.88%, 06/01/29(c)(d)	USD	35	33,031
6.38%, 08/15/25(c)	USD	46	46,000
XPO Inc.
7.13%, 06/01/31(c)	USD	45	46,350
7.13%, 02/01/32(c)	USD	50	51,674
Yum! Brands Inc.
3.63%, 03/15/31	USD	120	107,271
4.63%, 01/31/32	USD	105	97,838
4.75%, 01/15/30(c)	USD	75	72,244
5.38%, 04/01/32	USD	95	92,101
Zayo Group Holdings Inc.
4.00%, 03/01/27(c)(d)	USD	155	132,593
6.13%, 03/01/28(c)(d)	USD	110	76,643
			88,933,358

Total Corporate Bonds & Notes — 97.1%
(Cost: $142,290,973)			137,761,097

		Shares

Common Stocks

United States — 0.0%
Office Properties Income Trust, NVS		149	371

Total Common Stocks — 0.0%
(Cost: $0)			371
Total Long-Term Investments — 97.1%
(Cost: $142,290,973)			137,761,468

Short-Term Securities

Money Market Funds — 13.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(j)(k)(l)		19,153,630	19,161,292
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(j)	650,000	$650,000

Total Short-Term Securities — 13.9%
(Cost: $19,802,464)		19,811,292

Total Investments — 111.0%
(Cost: $162,093,437)		157,572,760

Liabilities in Excess of Other Assets — (11.0)%		(15,647,289)

Net Assets — 100.0%		$141,925,471

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	Perpetual security with no stated maturity date.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,490,082	$3,671,382	(a)	$—		$(388)	$216	$19,161,292	19,153,630	$61,978	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	710,000	—		(60,000	)(a)	—	—	650,000	650,000	36,078		—
						$(388)	$216	$19,811,292		$98,056		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$137,761,097	$—	$137,761,097
Common Stocks	—	371	—	371
Short-Term Securities
Money Market Funds	19,811,292	—	—	19,811,292
	$19,811,292	$137,761,468	$—	$157,572,760

Portfolio Abbreviation

CAB	Capital Appreciation Bonds	NVS	Non-Voting Shares
CMT	Constant Maturity Treasury	PIK	Payment-in-kind
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate

Currency Abbreviation

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar